As filed with the Securities and Exchange Commission on February 9, 1996
                                                        Registration No. [TBA]
                                                                File No. [TBA]


                        SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                  FORM N-1A
                            REGISTRATION STATEMENT
                                    Under
                          THE SECURITIES ACT OF 1933                       [x]
                         Pre-Effective Amendment No.                       [ ]
                         Post-Effective Amendment No.                      [ ]
                                    and/or
                            REGISTRATION STATEMENT
                                    Under
                      THE INVESTMENT COMPANY ACT OF 1940                   [x]
                                Amendment No.                              [ ]
                      (Check appropriate box or boxes.)

                  PHOENIX DUFF & PHELPS UTILITY SERIES FUND
              (Exact Name of Registrant as Specified in Charter)


                        101 Munson Street, Greenfield, MA
                   (Address of Principal Executive Offices)


                                      01301
                                  (Zip Code)

                                  (800) 814-1897
             (Registrant's Telephone Number, including Area Code)

                               Philip R. McLoughlin
                  Vice Chairman and Chief Executive Officer
                      Phoenix Duff & Phelps Corporation
                              56 Prospect Street
                         Hartford, Connecticut 06115
                   (Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering: It is proposed that this filing will become effective as soon as practicable after this Registration Statement becomes effective.

Declaration Pursuant to Rule 24f-2: Registrant hereby registers an indefinite number of shares of beneficial interest, $1 par value, under the Securities Act of 1933 pursuant to Rule 24f-2 under the Investment Company Act of 1940 for the fiscal year ended December 31, 1996.

The Registrant hereby reserves the right to amend this Registration Statement on such date(s) as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with
Section 8(a) of the Securities Act of 1933 or until the Registration Statement shall become effective on such date that the Securities and Exchange Commission, acting pursuant to said Section 8(a), may determine.

                   PHOENIX DUFF & PHELPS UTILITIES SERIES FUND

                            Cross Reference Sheet
                         in Accordance with Rule 495

                                      Part A

Form N-1A Item                                   Prospectus Caption
----------------------------------------------   --------------------------------------------------------
 1. Cover Page                                   Cover Page
 2. Synopsis                                     Fund Expenses
 3. Financial Highlights                         Not Applicable
 4. General Description of Registrant            Cover Page, Introduction, Investment Objective and
                                                 Policies, Investment Techniques, Investment
                                                 Restrictions, and Additional Information
 5. Management of the Fund                       Management of the Fund
 6. Capital Stock and Other Securities           Distribution Plans, How to Buy Shares, Dividends,
                                                 Distributions and Taxes, Additional Information
 7. Purchase of Securities Being Offered         Fund Expenses, Distribution Plans, How to Buy Shares,
                                                 Net Asset Value
 8. Redemption or Repurchase                     How to Redeem Shares
 9. Pending Legal Proceedings                    Not Applicable

                                      Part B

Form N-1A Item                                   SAI Caption
----------------------------------------------   --------------------------------------------------------
10. Cover Page                                   Cover Page
11. Table of Contents                            Table of Contents
12. General Information and History              The Fund
13. Investment Objective and Policies            Investment Objectives and Policies, and Investment
                                                 Restrictions
14. Management of the Fund                       Trustees and Officers
15. Control Persons and Principal Holders of     Trustees and Officers
    Securities
16. Investment Advisory and Other Services       Services of the Adviser, Distribution Plans, and Other
                                                 Information
17. Brokerage Allocation                         Portfolio Transactions and Brokerage
18. Capital Stock and Other Securities           The Fund
19. Purchase, Redemption and Pricing of          Net Asset Value, How to Buy Shares, Alternative Purchase
    Securities Being Offered                     Arrangements, Exchange Privileges, Redemption of Shares
                                                 and Dividends, Distributions and Taxes
20. Tax Status                                   Dividends, Distributions and Taxes
21. Underwriters                                 The National Distributor
22. Calculation of Performance Data              Performance Information
23. Financial Statements                         Not Applicable

                  Subject to Completion--Dated February 9, 1996

                  PHOENIX DUFF & PHELPS UTILITY SERIES FUND
                              101 Munson Street
                             Greenfield, MA 01301

                                  PROSPECTUS
                                            , 1996

   Phoenix Duff & Phelps Utility Series Fund (the "Fund") is an open-end management investment company whose shares are offered in separate series. Each series generally operates as a separate fund with its own investment objective and policies designed to meet specific investment goals. There can be no assurance that any series will achieve its investment objectives.

   Phoenix Duff & Phelps Utility Income Series (the "Utility Income Series") seeks as its investment objective reasonable income and conservation of capital. It is intended that this Series will invest primarily in common stocks and fixed income securities of companies engaged in the utilities industry.

   This Prospectus sets forth concisely the information about the Fund that a prospective investor should know before investing. No dealer, salesman or other person has been authorized to give any information or to make any representations, other than those contained in this Prospectus, and, if given or made, such other information or representations must not be relied upon as having been authorized by the Fund, the Adviser, or the Distributor. This Prospectus does not constitute an offer to sell or solicitation of an offer to buy any of the securities offered hereby in any state in which or to any person whom it is unlawful to make such offer. Investors should read and retain this Prospectus for future reference. Additional information about the Fund is contained in the Statement of Additional Information dated [ ], 1996 which has been filed with the Securities and Exchange Commission and is available at no charge by calling (800) 243-4361 or by writing to Phoenix Equity Planning Corporation, at 100 Bright Meadow Boulevard, P.O. Box 2200, Enfield, Connecticut 06083-2200. The Statement of Additional Information is incorporated herein by reference.

   Shares of the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank, credit union or affiliated entity and are not federally insured or otherwise protected by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board or any other agency and involve investment risk including the possible loss of principal.

LIKE ALL MUTUAL FUNDS, THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                       CUSTOMER SERVICE--(800) 243-1574
                          MARKETING--(800) 243-4361
                  TELEPHONE ORDERS/EXCHANGES--(800) 367-5877
                TELECOMMUNICATION DEVICE (TTY)--(800) 243-1926

TABLE OF CONTENTS

                                           Page
                                          -------
INTRODUCTION                                 3
FUND EXPENSES                                5
PERFORMANCE INFORMATION                      6
INVESTMENT OBJECTIVES AND POLICIES           7
INVESTMENT TECHNIQUES                        7
INVESTMENT RESTRICTIONS                     12
MANAGEMENT OF THE FUND                      12
DISTRIBUTION PLANS                          13
HOW TO BUY SHARES                           14
NET ASSET VALUE                             20
HOW TO REDEEM SHARES                        20
DIVIDENDS, DISTRIBUTIONS AND TAXES          21
ADDITIONAL INFORMATION                      22
APPENDIX                                    22

                                  INTRODUCTION

   This Prospectus describes the shares offered by and the operations of Phoenix Duff & Phelps Utility Series Fund (the "Fund"). The Fund is an open-end management investment company established as a business trust under the laws of Delaware by an Agreement and Declaration of Fund dated February
  , 1996 (the "Declaration of Trust"). The Declaration of Trust authorizes the assets and shares of the Fund to be divided into series (the "Series"). Each Series has a different investment objective and invests primarily in certain types of securities, as described on the cover page of this Prospectus, and is designed to meet different investment needs. In many respects, each Series operates as if it were a separate mutual fund. The Trustees have authority to issue an unlimited number of shares of beneficial interest of one dollar par value of each Series.

The Investment Adviser

  The Fund is managed by Duff & Phelps Investment Management Co. (the "Adviser"). The Adviser is a wholly-owned subsidiary of Phoenix Duff & Phelps Corporation, which is a majority-owned indirect subsidiary of Phoenix Home Life Mutual Insurance Company ("Phoenix Home Life"). For managing or directing the investments of the Utility Income Series, the Adviser is entitled a monthly fee at an annual rate of: 0.[ ]% of the average aggregate daily net asset values of such Series up to $1 billion; 0.[ ]% of the average aggregate daily net asset values of such Series from $1 billion to $2 billion; and 0.[ ]% of the average aggregate daily net asset values of such Series in excess of $2 billion. See "Management of the Fund."

Distributor and Distribution Plans

  Phoenix Equity Planning Corporation ("Equity Planning" or "Distributor"), serves as Distributor of the Fund's shares. See "Distribution Plans" and the Statement of Additional Information. Equity Planning also acts as Financial Agent of the Fund and as such receives a quarterly fee based on the average of the aggregate daily net asset values of the Fund at an annual rate of $300 per $1 million. Equity Planning also serves as the Fund's Transfer Agent.

   The Fund has adopted separate distribution plans pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the "1940 Act") for all Series. Pursuant to the distribution plan adopted for Class A Shares of a Series, amounts not exceeding 0.25% annually of the average daily net assets of each Series may be used to finance the distribution of Class A Shares and for furnishing shareholder services. Pursuant to the distribution plan adopted for Class B Shares of a Series, amounts not exceeding 1.00% annually of the average daily net assets representing Class B Shares of the Series may be used to finance the distribution of Class B Shares and for servicing shareholder accounts (the "Service Fee"). Service Fees may not exceed 0.25% annually of such assets. See "Distribution Plans".

Purchase of Shares

  Each Series is authorized to offer two classes of shares of beneficial interest on a continuous basis which may be purchased at a price equal to their net asset value per share plus a sales charge which, at the election of the purchaser, may be imposed (i) at the time of purchase (the "Class A Shares") or (ii) on a contingent deferred basis (the "Class B Shares"). Completed applications for the purchase of shares should be mailed to the Phoenix Funds, c/o State Street Bank and Trust Company, P.O. Box 8301, Boston, MA 02266-8301.

   Class A Shares are offered to the public at the next determined net asset value after receipt of the order by State Street Bank and Trust Company plus a maximum sales charge of 4.75% of the offering price (4.99% of the amount invested) on single purchases of less than $50,000. The sales charge for Class A Shares is reduced on a graduated scale on single purchases of $50,000 or more and subject to other conditions stated below. See "How to Buy Shares", "Net Asset Value" and "How to Obtain Reduced Sales Charges on Class A Shares".

   Class B Shares of all Series are offered to the public at the next determined net asset value after receipt of an order by State Street Bank and Trust Company with no sales charge. Class B Shares are subject to a sales charge if they are redeemed within five years of purchase. See "How to Buy Shares" and "Deferred Sales Charge Alternative--Class B Shares."

   Each share of a Series, whether Class A or Class B, represents an identical interest in the investment portfolio of that Series and has the same rights, except that Class B Shares bear the cost of the higher distribution fees and certain other expenses resulting from the deferred sales charge arrangements, which cause Class B Shares to have a higher expense ratio and to pay lower dividends than Class A Shares. Class B Shares automatically convert to Class A Shares eight years after the end of the calendar month in which the shareholder's order to purchase was accepted, in the circumstances and subject to the qualifications described in this Prospectus. The purpose of the conversion feature is to relieve the holders of Class B Shares that have been outstanding for a period of time sufficient for the Distributor to have been compensated for distribution expenses related to the Class B Shares from most of the burden of such distribution-related expenses. See "How to Buy Shares."

Minimum Initial and Subsequent Investments

  To purchase shares of a Series, the minimum initial investment is $500 ($25 if using the bank draft investing program designated "Investo-Matic") and the minimum subsequent investment is $25. Exceptions to the minimum and subsequent investment amounts for a Series are available under specific circumstances. See "How to Buy Shares".

Redemption Price

  Class A Shares may be redeemed at any time at the net asset value per share next computed after receipt of a redemption request by Equity Planning, the Fund's transfer agent. Unless otherwise exempted, Class B shareholders redeeming shares within five years of the date of purchase will be assessed a contingent deferred sales charge. See "How to Redeem Shares".

Risk Factors

  There can be no assurance that any Series will achieve its investment objectives. In addition, special risks may be presented by the particular types of securities in which a Series may invest. The Utility Income Series is susceptible to characteristics and risks of the utilities industry, including the fact that the utilities industry is subject to state and federal regulations and changes in these regulations may affect the prices of utility securities. To the extent that a Series invests in lower-rated securities, such an investment is speculative and involves risks not associated with investment in higher-rated securities, including overall greater risk of non-payment of interest and principal and potentially greater sensitivity to general economic conditions and changes in interest rates. As a result of a Series' investment in the stock market, net asset values of such Series will fluctuate in response to changes in the market and economic conditions, as well as the financial condition and prospects of issuers in which such Series invests. As a result of a Series' investment in securities of foreign issuers, Series assets may be susceptible to economic, political and currency changes affecting securities of such issuers. The risk factors relevant to investment in each Series should be reviewed and are set forth in the "Investment Objectives and Policies" and "Investment Techniques" sections of this Prospectus and Statement of Additional Information.

                                FUND EXPENSES

   The following table illustrates all pro-forma expenses and fees that a shareholder is expected to incur.

Shareholder Transaction Expenses:

                                                  Utility Income Series
                                               Class A        Class B
                                                Shares         Shares
                                               --------   ----------------
Maximum Sales Load Imposed on Purchases
 (as a percentage of offering prices)            4.75%          None
Maximum Sales Load Imposed on
 Reinvested Dividends                            None           None
Deferred Sales Load                                         5% during the
                                                             first year,
                                                            decreasing 1%
                                                           annually to 2%
                                                             during the
                                                             fourth and
                                                            fifth years;
                                                              dropping
                                                             to 0% after
                                                 None      the fifth year
Redemption Fee                                   None           None
Exchange Fee                                     None           None
Annual Fund Operating Expenses*
  (as a percentage of average net assets):
                                                  Utility Income Series
                                                Class A        Class B
                                                Shares         Shares
                                                -------    ---------------
Management Fees
 Advisory Fees                                       %              %
 Administrative Fees                                 %              %
12b-1 Fees**                                     0.25%          1.00%
Other Operating Expenses                             %              %
Total Fund Operating Expenses                        %              %

 * As of the date of this Prospectus, the Series had not commenced investment operations. The percentages indicated are estimates and actual expenses may be more or less than amounts shown.

** "Rule 12b-1 Fees" represent an asset based sales charge that, for a long-term shareholder, may be higher than the maximum front-end sales charge permitted by the National Association of Securities Dealers, Inc. ("NASD").

Example*

                                                          Utility Income Series
                                                           1 Year     3 Years
                                                          --------   ----------
An investor would pay the following expenses on a
  $1,000 investment assuming (i) a 5% annual return and
  (ii) redemption at the end of each time period:
    Class A Shares                                           $           $
    Class B Shares                                           $           $
An investor would pay the following expenses on the
  same $1,000 investment assuming no redemption at the
  end of each time period:
    Class A Shares                                           $           $
    Class B Shares                                           $           $

*The purpose of the table above is to help the investor understand the various costs and expenses that the investor will bear directly or indirectly. The example should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown. For additional information regarding various costs and expenses, see "Management of the Fund," and "How to Buy Shares."

PERFORMANCE INFORMATION

   The Fund may, from time to time, include the performance history of any or all of the Series in advertisements, sales literature or reports to current or prospective shareholders. Both yield and total return are computed separately for Class A Shares and Class B Shares of a Series in accordance with formulas specified by the Securities and Exchange Commission. Yield and total return are based on a Series' past performance only and are not an indication of future performance. Performance information about each Series is based on that Series' past performance only and is not an indication of future performance. Performance information may be expressed as yield of any Series or Class thereof, and as total return of any Series or Class thereof.

   The yield of each Series will be computed by dividing the Series' net investment income over a 30-day period by an average value of invested assets (using the average number of shares entitled to receive dividends and the maximum offering price per share at the end of the period), all in accordance with applicable regulatory requirements. Such amount will be compounded for six months and then annualized for a twelve-month period to derive the Series' yield.

   Standardized quotations of average annual total return for Class A and Class B Shares of each Series will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in either Class A or Class B Shares of each Series over a period of 1, 5, and 10 years (or up to the life of the class of shares). Standardized total return quotations reflect the deduction of a proportional share of each Class' expenses of each Series (on an annual basis), deduction of the maximum initial sales load in the case of Class A Shares or the maximum contingent deferred sales charge applicable to a complete redemption of the investment in the case of Class B Shares, and assume that all dividends and distributions on Class A and Class B Shares are reinvested when paid. It is expected that the performance of Class A Shares will be better than that of Class B Shares as a result of lower distribution fees and certain incrementally lower expenses paid by Class A Shares. The Fund may also quote supplementally a rate of total return over different periods of time by means of aggregate, average, and year-by-year or other types of total return figures.

   The Fund may also advertise performance relative to certain performance rankings and indices compiled by independent organizations. The Fund may include the ranking of these performance figures relative to such figures for groups of mutual funds having similar investment objectives as categorized by ranking services such as Lipper Analytical Services, Inc., CDA Investment Technologies, Inc., Weisenberger Financial Services, Inc., and Morningstar, Inc. Additionally, the Fund may compare a Series' performance results to other investment or savings vehicles (such as certificates of deposit) and may refer to results published in various publications such as Changing Times, Forbes, Fortune, Money, Barrons, Business Week and Investor's Daily, Stanger's Mutual Fund Monitor, The Stanger Register, Stanger's Investment Adviser, The Wall Street Journal, The New York Times, Consumer Reports, Registered Representative, Financial Planning, Financial Services Weekly, Financial World, U.S. News and World Report, Standard and Poors, The Outlook and Personal Investor. The Fund may from time to time illustrate the benefits of tax deferral by comparing taxable investments to investments made through tax-deferred retirement plans. The total return may also be used to compare the performance of a Series with certain widely acknowledged outside standards or indices for stock and bond market performance, such as the Standard & Poor's 500 Stock Index (the "S&P 500"), Dow Jones Industrial Average, Europe Australia Far East Index (EAFE), Consumer's Price Index, Shearson Lehman Corporate Index and Shearson Lehman T-Bond Index. The S&P 500 is a commonly quoted market value-weighted and unmanaged index showing the changes in the aggregate market value of 500 common stocks relative to the base period 1941-43. The S&P 500 is composed almost entirely of common stocks of companies listed on the New York Stock Exchange, although the common stocks of a few companies listed on the American Stock Exchange or traded over the counter are included. The 500 companies represented include 400 industrial, 60 transportation and 40 financial services concerns. The S&P 500 represents about 80% of the market value of all issues traded on the New York Stock Exchange.

   Advertisements, sales literature and other communications may contain information about the Fund or Adviser's current investment strategies and management style. Current strategies and style may change to respond to a changing market and economic conditions. From time to time, the Fund may discuss specific portfolio holdings or industries in such communications. To illustrate components of overall performance, the Fund may separate its cumulative and average annual returns into income results and capital gains or losses; or cite separately as a return figure the equity or bond portion of a Series' portfolio; or compare a Series' equity or bond return figure to well-known indices of market performance including but not limited to the S&P 500 Index, the Dow Jones Industrial Average, the First Boston High Yield Index and the Solomon Brothers Corporate and Government Bond Indices.

   Performance information for the Series reflects only the performance of a hypothetical investment in Class A or Class B Shares of a Series during the particular time period on which the calculations are based. Performance information should be considered in light of a particular Series' investment objectives and policies, characteristics and qualities of the Series, and the market conditions during the given time period, and should not be considered as a representation of what may be achieved in the future. For a description of the methods used to determine total return, see the Statement of Additional Information.

   The Fund's Annual Report, available upon request and without charge, contains a discussion of the performance of each Series and a comparison of that performance to a securities market index.

                       INVESTMENT OBJECTIVES AND POLICIES

  Each Series has a different investment objective and is designed to meet different investment needs. The differences in objectives and policies among the Series can be expected to affect the investment return of each Series and the degree of market and financial risk to which each Series is subject. The investment objective of each Series is a fundamental policy which may not be changed without the approval of a vote of a majority of the outstanding shares of that Series. Since certain risks are inherent in the ownership of any security, there can be no assurance that any Series will achieve its investment objective. The investment policies of each Series will also affect the rate of portfolio turnover. A high rate of portfolio turnover generally involves correspondingly greater brokerage commissions, which are paid directly by the Series. The rate for the Utilities Income Series is estimated
to be   %.

Utility Income Series

  The Utility Income Series seeks as its investment objective to provide reasonable income and conservation of capital. Under normal market conditions, the Utility Income Series will invest at least 65% of the its assets in a portfolio of equity securities (common stocks and securities convertible to common stocks) and income securities (debt securities and preferred stocks) issued by companies engaged in the utilities industry ("Utility Securities"). Companies engaged in the utilities industry include those involved in the production, transmission or distribution of electric energy, gas, telecommunications services or the provision of other utility or utility-related goods or services. Many utility companies have established a reputation for paying regular quarterly dividends, for increasing their common stock dividends and for capital appreciation over time.

   While the Series intends to concentrate investments in the utilities industry, the Series intends to vary investments among various segments of the utilities industry and may vary the percentage of assets invested in any one type of security based upon the Adviser's evaluation as to the appropriate portfolio structure for achieving such Series' investment objective under prevailing market, economic and financial conditions.

   The Series will purchase fixed-income or debt securities only if, at the time of purchase, such securities are: (i) rated investment grade by a nationally recognized statistical rating service ("NRSRO") such as Duff & Phelps Credit Rating Co. ("D&P") (D&P is not affiliated with the Fund or the Adviser), Moody's Investors Service, Inc. ("Moody's"), or Standard and Poor's Ratings Group ("S&P"); or (ii) determined by the Adviser to be investment grade and not rated below investment grade by a NRSRO. A debt or other fixed income security rated investment grade has a rating of BBB or better by D&P and S&P or Baa or better by Moody's. Securities rated BBB by D&P or S&P or Baa by Moody's are more sensitive to economic changes than are securities rated in a higher category and such securities have speculative characteristics. In instances in which a security is rated by more than one of the foregoing rating agencies, such security will be considered to be investment grade if one of the rating agencies issuing a rating has so rated such security. Ratings within the major rating categories of the foregoing rating organizations may be modified by such rating organizations by the addition of a plus or minus sign or by numbers to delineate the relative strengths of the rating within a major rating category. The Series will consider a security to be rated investment grade by a rating organization if it is rated in any of the four highest major rating categories of such rating organization, without regard to any such modifiers. The foregoing policies with respect to credit quality apply only at the time of initial investment, and the Series is not required to dispose of securities in the event of a rating downgrade below investment grade or, in the case of unrated obligations, in the event that the Adviser reassesses its view with respect to the credit quality of the issuer thereof. A description of the ratings assigned by D&P, Moody's and S&P is contained in the Appendix.

   Series' investments are concentrated primarily in a single industry, the utilities industry, and therefore an investment in the Series should not be considered a diversified investment program. Among the risks associated with this industry are inflationary and other cost increases in fuel and other operating expenses, high interest costs on borrowings needed for capital construction programs, including construction programs necessary to comply with environmental regulations, and changes in regulatory climate. Some public utilities are facing increased competition, which may reduce their profits. These factors may affect utility companies independently from securities markets as a whole. Securities issued by public utility companies are particularly sensitive to movement in interest rates. A decline in prevailing levels of interest rates generally will increase the value of debt securities held in the portfolio while an increase in interest rates generally will reduce the value of those securities. Total returns on bonds tend to fluctuate in much wider ranges than the fluctuation in interest rates since gain or loss in bond value is combined with interest to calculate total return. The amount of increase or decrease in net asset value and total return is also affected by the average maturity of the Series, with short maturities tending to minimize changes and long maturities tending to maximize changes.

                            INVESTMENT TECHNIQUES

Repurchase Agreements

  Each Series may invest in repurchase agreements. A repurchase agreement is a transaction where a Series buys a security at one price and the seller simultaneously agrees to buy that same security back at a higher price. The Adviser reviews the creditworthiness of the other party to the agreement and must find it satisfactory before engaging in a repurchase agreement. Even though repurchase transactions usually do not impose market risks on the purchasing Series, if the seller of the repurchase agreement defaults and does not repurchase the underlying securities, the Series might incur a loss if the value of the underlying securities declines, and disposition costs may be incurred in connection with liquidating the underlying securities. In addition, if bankruptcy proceedings are commenced regarding the seller, realization upon the underlying securities may be delayed or limited, and a loss may be incurred if the underlying securities decline in value. For more information about repurchase agreements, see the Statement of Additional Information.

Zero Coupon Bonds

  Each Series may invest in debt obligations that do not make any interest payments for a specified period of time prior to maturity or until maturity ("deferred coupon" or "zero coupon" obligations). Even though interest is not actually paid on these instruments, for tax purposes, the Series that owns them is imputed with ordinary income. This imputed income is paid out to shareholders as dividends. These distributions must be made from the Series' cash assets or, if necessary, from the proceeds of sales of portfolio securities. The Series will not be able to purchase additional income producing securities with the cash used to make such distributions and its current income ultimately may be reduced as a result. The value of zero coupon obligations fluctuates more in response to interest rate changes than does the value of debt obligations that make current interest payments. (See the Statement of Additional Information.)

Securities and Index Options

  All Series may write covered call options and purchase call and put options. These instruments are referred to as "derivatives" as their value is derived from the value of any underlying security or securities index. Securities and index options and the related risks are summarized below and are described in more detail in the Statement of Additional Information.

   Writing (Selling) Call Options. Each Series may write exchange-traded covered call options. A call option on a security gives the purchaser of the option, in return for the premium paid to the writer (seller), the right to buy the underlying security at the exercise price at any time during the option period. Upon exercise by the purchaser, the writer of a call option has the obligation to sell the underlying security at the exercise price. A call option on a securities index is similar to a call option on an individual security, except that the value of the option depends on the weighted value of the group of securities comprising the index and all settlements are made in cash. A call option may be terminated by the writer (seller) by entering into a closing purchase transaction in which it purchases an option of the same series as the option previously written. A call option is "covered" if a Series owns the underlying security or has an absolute and immediate right to acquire that security without additional cash consideration (or for additional cash consideration held in a segregated account by its custodian) upon conversion or exchange of other securities held in its portfolio. A call option written by a Series is also covered if the Series holds on a share-for-share basis a covering call on the same security as the call written where (i) the exercise price of the covering call held is equal to or less than the exercise price of the call written or greater than the exercise price of the call written if the difference is maintained by the Series in cash, U.S. Treasury bills or other high quality short-term debt obligations in a segregated account with its custodian, and
(ii) the covering call expires at the same time or after the call written.

   Call options on securities indices will be written only to hedge in an economically appropriate way portfolio securities which are not otherwise hedged with options or financial futures contracts and will be "covered" by identifying the specific portfolio securities being hedged. A Series will write call options in order to obtain a return on its investments from the premiums received and will retain the premiums whether or not the options are exercised. Any decline in the market value of portfolio securities will be offset to the extent of the premiums received (net of transaction costs). If an option is exercised, the premium received on the option will effectively increase the exercise price.

   During the option period the writer of a call option has given up the opportunity for capital appreciation above the exercise price should the market price of the underlying security increase, but has retained the risk of loss should the price of the underlying security decline. Writing call options also involves risks relating to the Series' ability to close out options it has written.

   Purchasing Call and Put Options. A call option is described above. A put option on a security gives the purchaser of the option, in return for the premium paid to the writer (seller), the right to sell the underlying security at the exercise price at any time during the option period. Upon exercise by the purchaser, the writer of a put option has the obligation to purchase the underlying security at the exercise price. A put option on a securities index is similar to a put option on an individual security, except that the value of the option depends on the weighted value of the group of securities comprising the index and all settlements are made in cash.

   A Series may invest up to 2% of its total assets in exchange-traded call and put options on securities and securities indices for the purpose of hedging against changes in the market value of its portfolio securities. A Series will invest in call and put options whenever, in the opinion of its Adviser, a hedging transaction is consistent with the investment objectives of a Series. A Series may sell a call option or a put option which it has previously purchased prior to the purchase (in the case of a call) or the sale (in the case of a put) of the underlying security. Any such sale would result in a net gain or loss depending on whether the amount received on the sale is more or less than the premium and other transaction costs paid on the call or put which is sold.

Warrants and Stock Rights

  Warrants and stock rights are almost identical to call options in their nature, use and effect except that they are issued by the issuer of the underlying security rather than an option writer. A Series may invest up to 5% of its net assets in warrants or stock rights valued at the lower of cost or market, but no more than 2% of its net assets may be invested in warrants or stock rights not listed on the New York Stock Exchange or American Stock Exchange.

Financial Futures and Related Options

  All Series may enter into financial futures contracts and related options. Financial futures contracts and related options and associated risks are summarized below and are described in more detail in the Statement of Additional Information.

   Financial futures contracts consist of interest rate futures contracts and securities index futures contracts. An interest rate futures contract obligates the seller of the contract to deliver, and the purchaser to take delivery of, the interest rate securities called for in the contract at a specified future time and at a specified price. A stock index assigns relative values to the common stocks included in the index, and the index fluctuates with changes in the market values of the common stocks so included. A stock index futures contract is a bilateral agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to a specified dollar amount times the difference between the stock index value at the close of the last trading day of the contract and the price at which the futures contract is originally struck. An option on a financial futures contract gives the purchaser the right to assume a position in the contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the period of the option.

   A Series may purchase and sell financial futures contracts which are traded on a recognized exchange or board of trade and may purchase exchange- or board-traded put and call options on financial futures contracts as a hedge against anticipated changes in the market value of its portfolio securities or securities which it intends to purchase. Hedging is the initiation of a position in the futures market which is intended as a temporary substitute for the purchase or sale of the underlying securities in the cash market.

   A Series will engage in transactions in financial futures contracts and related options only for hedging purposes and not for speculation. In addition, a Series will not purchase or sell any financial futures contract or related option if, immediately thereafter, the sum of the cash or U.S. Treasury bills initially committed with respect to a Series' existing futures and related options positions and the premiums paid for related options would exceed 2% of the market value of the Series' total assets. At the time of purchase of a futures contract or a call option on a futures contract, an amount of cash, U.S. Government securities or other appropriate high-grade debt obligations equal to the market value of the futures contract minus the Series' initial margin deposit with respect thereto will be deposited in a segregated account with the Series' custodian bank to collateralize fully the position and thereby ensure that it is not leveraged. The extent to which a Series may enter into financial futures contracts and related options may also be limited by requirements of the Internal Revenue Code for qualification as a regulated investment company.

   Engaging in transactions in financial futures contracts involves certain risks, such as the possibility of an imperfect correlation between futures market prices and cash market prices and the possibility that the Adviser could be incorrect in its expectations as to the direction or extent of various interest rate movements, in which case the Series' return might have been greater had hedging not taken place. There is also the risk that a liquid secondary market may not exist and the loss from investing in futures contracts is potentially unlimited because the Series may be unable to close its position. The risk in purchasing an option on a financial futures contract is that a Series will lose the premium it paid. Also, there may be circumstances when the purchase of an option on a financial futures contract would result in a loss to a Series while the purchase or sale of the contract would not have resulted in a loss.

Foreign Securities

  Each Series may purchase foreign securities, including emerging market securities and those issued by foreign branches of U.S. banks. Such investment in foreign securities will be less than 25% of the total net asset value of such Series. The Fund may invest in a broad range of foreign securities including equity, debt and convertible securities and foreign government securities. In connection with investments in foreign securities, the Fund may enter into forward foreign currency exchange contracts for the purpose of protecting against losses resulting from fluctuations in exchange rates between the U.S. dollar and a particular foreign currency denominating a security which the Fund holds or intends to acquire. The Fund will not speculate in forward foreign currency exchange contracts.

   Investing in the securities of foreign companies involves special risks and considerations not typically associated with investing in U.S. companies. These include differences in accounting, auditing and financial reporting standards, generally higher commission rates on foreign portfolio transactions, the possibility of expropriation or confiscatory taxation, limitations regarding repatriation of assets, adverse changes in investment or exchange control regulations, political instability which could affect U.S. investments in foreign countries, difficulty in invoking legal process abroad and potential restrictions on the flow of international capital. Additionally, dividends payable on foreign securities may be subject to foreign taxes withheld prior to distribution. Foreign securities often trade with less frequency and volume than domestic securities and therefore may exhibit greater price volatility. Changes in foreign exchange rates will affect the value of those securities which are denominated or quoted in currencies other than the U.S. dollar. Many of the foreign securities held by the Fund will not be registered with the Securities and Exchange Commission and many of the issuers of foreign securities will not be subject to the Commission's reporting requirements. Accordingly, there may be less publicly available information about the securities and about the foreign company or government issuing them than is available about a domestic company or government entity. Moreover, individual foreign economies may compare favorably or unfavorably with the United States economy with respect to such factors as rate of growth, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payment positions, and economic trends in foreign countries may be difficult to assess.

   Particular risks are posed by investments in third world countries or so-called "emerging markets." These securities may be especially volatile based on relative economic, political and market conditions present in these countries. These and other relevant conditions vary widely between emerging market countries. For instance, certain emerging market countries are either comparatively undeveloped or are in the process of becoming developed and may consequently be economically based on a relatively few or closely interdependent industries. A high proportion of the shares of many emerging market issuers may also be held by a limited number of large investors trading significant blocks of securities. While the Fund will strive to be sensitive to publicized reversals of economic conditions, political unrest and adverse changes in trading status, unanticipated political and social developments may affect the values of a Series' investments in such countries and the availability of additional investments in such countries.

   The Fund may use a foreign custodian in connection with its purchases of foreign securities and may maintain cash and cash equivalents in the care of a foreign custodian. The amount of cash or cash equivalents maintained in the care of eligible foreign custodians will be limited to an amount reasonably necessary to effect the Fund's foreign securities transactions. The use of a foreign custodian invokes considerations which are not ordinarily associated with domestic custodians. These considerations include the possibility of expropriation, restricted access to books and records of the foreign custodian, inability to recover assets that are lost while under the control of the foreign custodian, and the impact of political, social or diplomatic developments.

   The Fund will calculate its net asset value and complete orders to purchase, exchange or redeem shares only on a Monday-Friday basis (excluding holidays on which the New York Stock Exchange is closed). Foreign securities in which the Fund may invest may be primarily listed on foreign stock exchanges which may trade on other days (such as Saturdays). As a result, the net asset value of a Series' portfolio may be affected by such trading on days when a shareholder has no access to the Fund.

Leverage

  The Fund may from time to time increase a Series' ownership of securities holdings above the amounts otherwise possible by borrowing from banks at fixed amounts of interest and investing the borrowed funds. The Fund will borrow only from banks, and only if immediately after such borrowing the value of the assets of a Series (including the amount borrowed) less its liabilities (not including any borrowings) is at least three times the amount of funds borrowed for investment purposes. The effect of this provision is to permit the Fund to borrow up to 33-1/3% of the net assets of a Series, not including the proceeds of any such borrowings. However, the amount of the borrowings will be dependent upon the availability and cost of credit from time to time. If, due to market fluctuations or other reasons, the value of such Series' assets computed as provided above becomes less than three times the amount of the borrowings for investment purposes, the Fund, within three business days, is required to reduce bank debt to the extent necessary to meet the required 300% asset coverage.

   Interest on money borrowed will be an expense of the Series with respect to which the borrowing has been made. Because such expense would not otherwise be incurred, the net investment income of such Series is not expected to be as high as it otherwise would be during periods when borrowings for investment purposes are substantial. Bank borrowings for investment purposes must be obtained on an unsecured basis. Any such borrowing must also be made subject to an agreement by the lender that any recourse is limited to the assets of the Series with respect to which the borrowing has been made. Any investment gains made with the additional monies borrowed in excess of interest paid will cause the net asset value of a Series' shares to rise faster than would otherwise be the case. On the other hand, if the investment performance of the additional securities purchased fails to cover their cost (including any interest paid on the monies borrowed) to the Series, the net asset value of the Series will decrease faster than would otherwise be the case.

When Issued and Delayed Delivery Securities

  Each Series may purchase and sell securities on a "when issued" and "delayed delivery" basis. A Series accrues no income on such securities until the Series actually takes delivery of such securities. These transactions are subject to market fluctuation; the value of the securities at delivery may be more or less than their purchase price. The yields generally available on comparable securities when delivery occurs may be higher than yields on the securities obtained pursuant to such transactions. Because each Series relies on the buyer or seller to consummate the transaction, failure by the other party to complete the transaction may result in a Series missing the opportunity of obtaining a price or yield considered to be advantageous. Each Series will engage in "when issued" and "delayed delivery" transactions for the purpose of acquiring securities consistent with the Series' investment objective and policies and not for the purpose of investment leverage.

Securities Lending

  Each Series may lend its securities to brokers, dealers and financial institutions provided that the market value of the securities subject to any such loans does not exceed 25% of the value of the total assets (taken at market value) of such Series; and receive, as collateral, cash or cash equivalents which at all times while the loan is outstanding, will be maintained in amounts equal to at least 102% of the current market value of the loaned securities. Any cash collateral will be invested in short-term securities. All fees or charges earned from securities lending will inure to the benefit of the Series. A Series will have the right to regain record ownership of loaned securities within six business days and to exercise beneficial rights such as voting rights and subscription rights. While a securities loan is outstanding, the Series will receive amounts equal to any interest or other distributions with respect to the loaned securities. Any agreement to lend securities shall provide that borrowers are obligated to return the identical securities or their equivalent at termination of the loan and, that the Series shall have the right to retain any collateral or use the same to purchase equivalent securities should the borrower fail to return securities as required.

Illiquid Securities

  Subject to limitations under state law, a Series may invest up to 15% of its net assets (taken at market value at the time of the investment) in "illiquid securities." For this purpose, illiquid securities include securities the disposition of which is subject to legal or contractual restrictions on resale. Certain restricted securities salable among qualified institutional buyers without restriction pursuant to Rule 144A under the Securities Act of 1933 may also be determined by the Adviser to be illiquid under guidelines adopted by the Board of Trustees of the Fund. Liquidity relates to the ability of a Series to sell a security in a timely manner at a price which reflects the value of that security. Although it is generally the Series' policy to hold securities until their maturity, the relative illiquidity of some of the Series' portfolio securities may adversely affect the ability of the Series to dispose of such securities in a timely manner and at a fair price at times when it might be necessary or advantageous for the Series to liquidate portfolio securities. The market for less liquid securities tends to be more volatile than the market for more liquid securities, and market values of relatively illiquid securities may be more susceptible to change as a result of adverse publicity and investor perceptions than are the market values of more liquid securities.

Other Investment Companies

  Each Series may invest in securities issued by other investment companies within the limits prescribed by the 1940 Act which generally limit a Series' aggregate investment in such securities to no more than 10% of such Series' total assets. To the extent a Series invests in securities of other investment companies, such Series will bear its pro rata share of the fees and expenses of such investment companies.

Premium Securities

  Each Series may invest in income securities bearing coupon rates higher than prevailing market rates. Such "premium" securities are typically purchased at prices greater than the principal amounts payable on maturity. Although such securities bear coupon rates higher than prevailing market rates, because they are purchased at a price in excess of par value, the yield earned by the Series on such investments may not exceed prevailing market yields. If securities purchased by a Series at a premium are called or sold prior to maturity, the Series may recognize a capital loss. Additionally, the Series will recognize a capital loss if it holds such securities to maturity.

Floating and Variable Rate Income Securities

  Income securities in which a Series may invest may provide for floating or variable rate interest or dividend payments. Each Series may invest up to 5% of its assets in derivative floating and variable rate securities such as inverse floaters, whose rates vary inversely with market rates of interest, or range floaters or capped floaters, whose rates are subject to periodic or lifetime limitations. Such securities may pay a rate of interest determined by applying a multiple to the variable rate. The extent of increase or decrease in the value of inverse floaters, range floaters and capped floaters generally will be larger than comparable changes in the value of an equal principal amount of a fixed rate security having similar credit quality, redemption provisions and maturity.

Structured Investments

  Each Series may invest a portion of its assets in interests in entities organized and operated for the purpose of restructuring the investment characteristics of other income securities. This type of restructuring involves the deposit with or purchase by an entity of income securities (such as bank loans) and the issuance by that entity of one or more classes of securities ("Structured Investments") backed by, or representing interests in, the underlying instruments. The cash flow on the underlying instruments may be apportioned among the newly issued Structured Investments to create securities with different investment characteristics such as varying maturities, payment priorities and interest rate provisions.

Indexed Income Securities

  Each Series may invest in income securities that are indexed to certain specific interest rates or other reference rates. The terms of such securities provide that their principal amount is adjusted upwards or downwards (but ordinarily not below zero) at maturity to reflect changes in the exchange rate between two currencies (or other rates) while the obligations are outstanding. Such securities offer the potential for an attractive rate of return but also entail the risk of loss of principal.

Stripped Income Securities

  Each Series may invest in stripped income securities. Stripped income securities are derivative obligations representing an interest in all or a portion of the income or principal components of an underlying or related security, a pool of securities or other assets. In the most extreme case, one class will receive all of the interest (the interest only or "IO" class), while the other class will receive all of the principal (the principal only or "PO" class). The market values of stripped income securities tend to be more volatile in response to changes in market rates of interest than are conventional income securities. In the case of mortgage-backed IOs, if the underlying assets experience greater than anticipated prepayments of principal, the Series may not fully recoup its initial investment. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of such securities, particularly in a thinly-traded market.

Temporary Defensive Strategies

  At times the Adviser may judge that conditions in the markets for securities in which a Series may invest make pursuing such Series' basic investment strategy inconsistent with the best interests of its shareholders. At such times, the Adviser may use alternative strategies primarily designed to reduce fluctuations in the value of such Series' assets. In implementing these "temporary defensive" strategies, the Series may, without limitation, invest in high-quality, short-term securities. Such securities may include: obligations of the U.S. Government, its agencies or instrumentalities; other debt securities rated within the four highest rating categories by D&P, Moody's or S&P or any other NRSRO; commercial paper rated in the highest grade by any of such rating services; certificates of deposit and bankers' acceptances, repurchase agreements with respect to any of the foregoing investments; or any other securities or cash that the Adviser considers consistent with such strategy. It is impossible to predict whether, or for how long, the Series will use any defensive strategies. Further, the yields on short-term, high-quality obligations may approach or be less than the then current interest rate payable to any holders of senior securities.

                           INVESTMENT RESTRICTIONS

  The investment restrictions to which the Series are subject, together with the investment objectives of each Series, are fundamental policies of each Series which may not be changed without the approval of the Series' shareholders. A detailed description of each Series' investment restrictions is contained in the Statement of Additional Information.

                            MANAGEMENT OF THE FUND

  The Fund is a mutual fund, technically known as an open-end, management investment company. The Board of Trustees ("Trustees") supervises the business affairs and investments of the Fund, which is managed on a daily basis by the Fund's investment adviser. The Fund was organized as a Delaware business trust on February [], 1996. The Fund is a series fund currently issuing one series of shares of beneficial interest. Two classes of shares are offered.

The Adviser

  The Trust's investment adviser is Duff & Phelps Investment Management Co. (the "Adviser"), which is located at 55 East Monroe Street, Chicago, Illinois 60610. The Adviser was established in 1979 and in addition to the Fund, also serves as investment adviser to Duff & Phelps Enhanced Reserves Fund, Duff & Phelps Utilities Income Fund, Duff & Phelps Utilities Tax-Free Fund and Duff & Phelps Utility and Corporate Bond Trust, among other investment advisory clients.

   All of the outstanding stock of the Adviser is owned by Phoenix Duff & Phelps Corporation. Phoenix Duff & Phelps Corporation is a majority-owned indirect subsidiary of Phoenix Home Life Mutual Insurance Company ("Phoenix Home Life"). Phoenix Home Life is in the business of writing ordinary and group life and health insurance and annuities. Phoenix Duff & Phelps Corporation is a New York Stock Exchange traded company that provides various financial advisory services to institutional investors, corporations and individuals through its operating subsidiaries. As of December 31, 1995 the Adviser had approximately [$22.5] billion in assets under management on an advisory basis.

   The Adviser continuously furnishes an investment program for each Series and manages the investment and reinvestment of the assets of each Series subject at all times to the supervision of the Trustees. The Adviser, at its expense, furnishes to the Fund adequate office space and facilities and certain administrative services, including the services of any member of its staff who serves as an officer of the Fund.

   As compensation for its services to the Utility Income Series, the Adviser is entitled to a fee, payable monthly, at an annual rate of 0.% of the Series' average daily net assets up to $1 billion; 0.% of the Series' average daily net assets between $1 billion and $2 billion; and 0.% of the Series' average daily net assets in excess of $2 billion. The Investment Advisory Agreement with the Fund provides that the Adviser will reimburse the Fund for the amount, if any, by which the total operating expenses of any Series (including the Adviser's compensation, but excluding interest, taxes, brokerage fees and commissions and extraordinary expenses) for any fiscal year exceed the level of expenses which such Series is permitted to bear under the most restrictive expense limitation (which has not been waived) imposed on mutual funds by any state in which shares of the Series are then qualified for sale.

The Portfolio Managers
Utility Income Series

  Richard J. Spletzer is the portfolio manager of the Utility Income Series and as such is primarily responsible for the day-to-day management of the
portfolio. Mr. Spletzer has served in this capacity since     . Mr. Spletzer
is Executive Vice President of Duff & Phelps Investment Management Co. since
    , Senior Vice President, Chief Investment Officer and Assistant Secretary of Duff & Phelps Utilities Income Inc. (January, 1987-present) and former head of Public Utility Research, Duff & Phelps Corporation.

The Financial Agent

  Phoenix Equity Planning Corporation ("Equity Planning") serves as financial agent of the Fund and, as such, performs administrative, bookkeeping and pricing services and certain other administrative functions for the Fund. As compensation, Equity Planning receives a quarterly fee based on the average of the aggregate daily net asset values of the Fund at an annual rate of $300 per $1 million which is expected to equal approximately the cost to Equity Planning of providing such services.

The Custodian and Transfer Agent

  The custodian of the assets of the Fund is State Street Bank and Trust Company, P.O. Box 351, Boston, Massachusetts, 02101. The Fund has authorized the custodian to appoint one or more subcustodians for the assets of the Fund held outside the United States.

   Pursuant to a Transfer Agent and Service Agreement with the Fund, Equity Planning acts as transfer agent for the Fund (the "Transfer Agent") for which it is paid $14.95 plus out-of-pocket expenses for each designated shareholder account. The Transfer Agent is authorized to engage sub-agents to perform certain shareholder servicing functions from time to time for which such agents shall be paid a fee by the Transfer Agent.

Brokerage Commissions

  Although the Rules of Fair Practice of the National Association of Securities Dealers, Inc. prohibit its members from seeking orders for the execution of investment company portfolio transactions on the basis of their sales of investment company shares, under such Rules, sales of investment company shares may be considered in selecting brokers to effect portfolio transactions. Accordingly, some portfolio transactions are, subject to such Rules and to obtaining best prices and executions, effected through dealers (excluding Equity Planning) who sell shares of the Fund.

                              DISTRIBUTION PLANS

  Equity Planning is the National distributor of the Fund's shares. Equity Planning is an indirect wholly-owned subsidiary of Phoenix Home Life. The offices of Equity Planning are located at 100 Bright Meadow Boulevard, P.O. Box 2200, Enfield, Connecticut 06083-2200. Philip R. McLoughlin is a Trustee and President of the Fund and a director and officer of Equity Planning. G. Jeffrey Bohne, James M. Dolan, William R. Moyer, Leonard J. Saltiel, and Nancy G. Curtiss are officers of the Fund and officers of Equity Planning.

  Equity Planning and the Fund have entered into distribution agreements under which Equity Planning has agreed to use its best efforts to find purchasers for Fund shares sold subject to an initial sales charge and those sold subject to a contingent deferred sales charge. The Fund has granted Equity Planning the exclusive right to purchase from the Fund and resell, as principal, shares needed to fill unconditional orders for Fund shares. Equity Planning may sell Fund shares through its registered representatives or through securities dealers with whom it has sales agreements. Equity Planning may also sell Fund shares pursuant to sales agreements entered into with banks or bank affiliated securities brokers who, acting as agent for their customers, place orders for Fund shares with Equity Planning. Although the Glass-Steagall Act prohibits banks and bank affiliates from engaging in the business of underwriting, distributing or selling securities (including mutual fund shares), banking regulators have not indicated that such institutions are prohibited from purchasing mutual fund shares upon the order and for the account of their customers. If, because of changes in law or regulations, or because of new interpretations of existing law, it is determined that agency transactions of banks or bank affiliated securities brokers are not permitted under the Glass-Steagall Act, the Trustees will consider what action, if any, is appropriate. It is not anticipated that termination of sales agreements with banks or bank affiliated securities brokers would result in a loss to their customers or a change in the net asset value per share of a Series of the Fund.

  The sale of Fund shares through a bank or a securities broker affiliated with a bank is not expected to preclude the Fund from borrowing from such bank or from availing itself of custodial or transfer agency services offered by such bank.

Distribution Plans

  The Fund has adopted separate distribution plans under Rule 12b-1 of the 1940 Act for each Series and each class of shares of the Fund (the plans for Class A Shares of each Series are referred to as the "Class A Plans", the plans for Class B Shares of each Series are referred to as the "Class B Plans" and collectively the "Plans"). The Plans permit a Series to reimburse Equity Planning for expenses in connection with the sale and promotion of such Series' shares and the furnishing of shareholder services. Pursuant to the Class A Plan, a Series may reimburse Equity Planning up to 0.25% annually for the average daily net assets of Class A Shares of such Series. Pursuant to the Class B Plans, a Series may reimburse Equity Planning monthly for actual expenses of Equity Planning up to 1.00% annually for the average daily net assets of Class B Shares of such Series. Although under no contractual obligation to do so, the Fund intends to make such payments to Equity Planning (i) as commissions for shares of the Series sold, all or any part of which commissions will be paid by Equity Planning upon receipt from the Fund to others (who may be other dealers or registered representatives of Equity Planning), (ii) to enable Equity Planning to pay to such others maintenance or other fees in respect of the Series' shares sold by them and remaining outstanding on the Fund's books during the period in respect of which the fee is paid (the "Service Fee"); and (iii) to enable Equity Planning to pay to bank affiliated securities brokers maintenance or other fees in respect of shares of the Series purchased by their customers and remaining outstanding on the Fund's books during the period in respect of which the fee is paid. The portion of the above fees paid by the Fund to Equity Planning as "Service Fees" shall not exceed 0.25% annually of the average daily net assets of the class to which such fee relates. Payments less the portion thereof paid by Equity Planning to others, will be used by Equity Planning for its expenses of distribution of shares of the Series. If expenses of distribution of shares of a Series or a Class of a Series exceed payments and any sales charges retained by Equity Planning, the Fund is not required to reimburse Equity Planning for excess expenses; if payments and any sales charges retained by Equity Planning exceed expenses of distribution of shares of the Series or a Class of a Series, Equity Planning may realize a profit.

   Each Plan requires that at least quarterly the Trustees of the Fund review a written report with respect to the amounts expended under each Plan and the purposes for which such expenditures were made. While each Plan is in effect, the Fund will be required to commit the selection and nomination of candidates for Trustees who are not interested persons of the Fund to the discretion of other Trustees who are not interested persons.

                            DESCRIPTION OF SHARES

  The capitalization of the Fund consists solely of an unlimited number of shares of beneficial interest. The Fund currently offers shares in different Series and different classes of those Series. Holders of shares of a Series have equal rights with regard to voting, redemptions, dividends, distributions, and liquidations with respect to that Series, except that Class B Shares of any Series, which bear higher distribution fees and, certain incrementally higher expenses associated with the deferred sales arrangement, pay correspondingly lower dividends per share than Class A Shares of the same Series. Shareholders of all Series vote on the election of Trustees. On matters affecting an individual Series (such as approval of an investment advisory agreement or a change in fundamental investment policies) and on matters affecting an individual class (such as approval of matters relating to a Plan of Distribution for a particular class of shares), a separate vote of that Series or Class is required. Trustees will call a meeting when at least 10% of the outstanding shares so request in writing. If the Trustees fail to call a meeting after being so notified, the Shareholders may call the meeting. The Trustees will assist the Shareholders by identifying other shareholders or mailing communications, as required under Section 16(c) of the Investment Company Act of 1940.

  Shares are fully paid, nonassessable, redeemable and fully transferable when they are issued. Shares do not have cumulative voting rights, preemptive rights or subscription rights. The assets received by the Fund for the issue or sale of shares of each Series, and any class thereof and all income, earnings, profits and proceeds thereof, are allocated to such Series, and Class, respectively, subject only to the rights of creditors, and constitute the underlying assets of such Series or class. The underlying assets of each Series are required to be segregated on the books of account, and are to be charged with the expenses in respect to such Series and with a share of the general expenses of the Fund. Any general expenses of the Fund not readily identifiable as belonging to a particular Series or class will be allocated by or under the direction of the Trustees as they determine fair and equitable.

  Unlike the stockholders of a corporation, there is a possibility that the shareholders of a business trust such as the Fund may be personally liable for debts or claims against the Fund. The Declaration of Trust provides that shareholders shall not be subject to any personal liability for the acts or obligations of the Fund and that every written agreement, undertaking or obligation made or issued by the Fund shall contain a provision to that effect. The Declaration of Trust provides for indemnification out of the Fund property for all losses and expenses of any shareholder held personally liable for the obligations of the Fund. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability, which is considered remote, is limited to circumstances in which the Fund itself would be unable to meet its obligations.

                              HOW TO BUY SHARES

  To purchase shares of any Series, the minimum initial investment is $500 and the minimum subsequent investment is $25. However, both the minimum initial and subsequent investment amounts are $25 for investments pursuant to the "Investo-Matic" plan, a bank draft investing program administered by Equity Planning, or pursuant to the Systematic Exchange privilege. (See the Statement of Additional Information.) Completed applications for the purchase of shares should be mailed to Phoenix Funds, c/o State Street Bank and Trust Company, P.O. Box 8301, Boston, MA 02266-8301.

  For investments in connection with a pension, profit sharing or other employee benefit plan whether or not qualified under Section 401 of the Internal Revenue Code, including any plan established under the Self Employed Individuals Tax Retirement Act of 1962 (HR-10) or a program providing for the concurrent purchase of insurance using a loan secured by shares, the minimum initial and subsequent investment amounts for any Series are waived provided that the monthly contribution for each participant is at least $25 per month per participant. There is a minimum initial investment of $25 for an individual retirement account (IRA).

  In addition, there are no minimum initial and subsequent investment amounts in connection with the dividends or other distributions from units of a limited partnership sold by or through Equity Planning to an Individual Retirement Account (IRA), or in connection with dividends or other distributions by a Series under certain conditions, which have been directed to any Series for investment. (See the Statement of Additional Information.)

  The Fund offers combination purchase privileges, letters of intent, accumulation plans, withdrawal plans and reinvestment and exchange privileges. (See the Statement of Additional Information.) Certain privileges may not be available in connection with Class B Shares. Under certain circumstances, shares of any other Phoenix Fund (except shares of the Phoenix Series Fund, Money Market Series Class A Shares and Phoenix Asset Reserve Class A Shares held less than 6 months), may be exchanged for shares of the same class on the basis of the relative net asset values per share at the time of the exchange. Exchanges are subject to the minimum initial investment requirement of the designated Series, Fund, or Portfolio, except if made in connection with the Systematic Exchange privilege. Class A shareholders may exchange shares held in book-entry form for an equivalent number (value) of Class A Shares of any other Phoenix Fund. On Class B Share exchanges, the contingent deferred sales charge schedule of the original shares purchased continues to apply.

Alternative Sales Arrangements

  The alternative purchase arrangement permits an investor to choose the method of purchasing shares that is most beneficial given the amount of the purchase, the length of time the investor expects to hold the shares, whether the investor wishes to receive distributions in cash or to reinvest them in additional shares of the Fund, and other circumstances. Investors should consider whether, during the anticipated life of their investment in the Fund, the accumulated continuing distribution service fee and contingent deferred sales charges on Class B Shares prior to conversion would be less than the initial sales charge and accumulated distribution fee on Class A Shares purchased at the same time, and to what extent such differential would be offset by the higher yield of Class A Shares. In this regard, Class A Shares will normally be more beneficial to the investor who qualifies for certain reduced initial sales charges. For this reason, the Equity Planning intends to limit sales of Class B Shares sold to any shareholder to a maximum total value of $250,000. Class B Shares sold to unallocated qualified employer sponsored plans will be limited to a total value of $1,000,000.

   Class B Shares sold to allocated qualified employer sponsored plans, including 401(k) plans, will be limited to a maximum total value of $250,000 for each participant provided such plans utilize an approved participant tracking system. In addition, Class B Shares will not be sold to any qualified employee benefit plan, endowment fund or foundation if, on the date of the initial investment, the plan, fund or foundation has assets of $10,000,000 or more or at least 100 participant employees. Class B Shares will also not be sold to investors who have reached the age of 85 because of such persons' expected distribution requirements.

   Class A Shares are subject to a lower distribution fee and, accordingly, pay correspondingly higher dividends per share. However, because initial sales charges are deducted at the time of purchase, Class A investors would not have all their funds invested initially and, therefore, would initially own fewer shares. Investors not qualifying for reduced initial sales charges who expect to maintain their investment for an extended period of time might consider purchasing Class A Shares because the accumulated continuing distribution charges on Class B Shares may exceed the initial sales charge on Class A Shares during the life of the investment. Again, however, such investors must weigh this consideration against the fact that, because of such initial sales charge, not all their funds will be invested initially. However, other investors might determine that it would be more advantageous to purchase Class B Shares to have all their funds invested initially, although remaining subject to higher continuing distribution charges and, for a five-year period, being subject to a contingent deferred sales charge.

Initial Sales Charge Alternative--Class A Shares

  The public offering price of Class A Shares is the net asset value plus a sales charge, as set forth below. Offering prices become effective at the close of the general trading session of the New York Stock Exchange. Orders received by dealers prior to such time are confirmed at the offering price effective at that time, provided the order is received by Equity Planning prior to its close of business.

   The sales charge varies with the size of the purchase and reduced charges apply to the aggregate of purchases of the Fund made at one time be "any person," which term includes an individual, an individual and his/her spouse and their children under the age of 21, or a trustee or other fiduciary purchasing shares for a single trust, estate or fiduciary account although more than one beneficiary is involved.

   Class A Shares of the Fund are offered to the public at the net asset value next computed after the purchase order is received by State Street Bank and Trust Company plus a maximum sales charge of 4.75% of the offering price (4.99% of the amount invested) on single purchases of less than $50,000. The sales charge is reduced on a graduated scale on single purchases of $50,000 or more as shown below.

                           Sales Charge     Sales Charge     Dealer Discount
       Amount of          as Percentage     as Percentage     or Agency Fee
      Transaction          of Offering        of Amount      as Percentage of
   at Offering Price          Price           Invested       Offering Price*
 ----------------------  ---------------   ---------------  ----------------
Less than $50,000              4.75%            4.99%              4.25%
$50,000 but under
  $100,000                     4.50             4.71               4.00
$100,000 but under
  $250,000                     3.50             3.63               3.00
$250,000 but under
  $500,000                     3.00             3.09               2.75
$500,000 but under
  $1,000,000                   2.00             2.04               1.75
$1,000,000 or more             None             None               None

*Equity Planning shall sponsor sales contests, training and educational meetings and provide to all qualifying dealers, from its own profits and resources, additional compensation in the form of trips, merchandise or expense reimbursement. Brokers or dealers other than Equity Planning may also make customary additional charges for their services in effecting purchases, if they notify the Fund of their intention to do so. Equity Planning shall also pay service and retention fees, from its own profits and resources, to qualified wholesalers in connection with the sale of shares of Phoenix Funds (exclusive of Class A Shares of Phoenix Money Market Series) by registered financial institutions and third party marketers.

In connection with Class A Share purchases and subsequent purchases in an account held in the name of a qualified employee benefit plan with at least 100 eligible employees, Equity Planning may pay broker/dealers, from its own resources, an amount equal to 1% of the first $3 million of purchases, 0.50% on the next $3 million, plus 0.25% on the amount in excess of $6 million.

In connection with purchases of Class A Shares of $1,000,000 or more (or subsequent purchases in any amount), excluding purchases by qualified employee benefit plans as described above, Equity Planning may pay broker-dealers, from its own profits and resources, a percentage of the net asset value of any shares sold as set forth below:

     Purchase Amount         Payment to Broker/Dealer
 ------------------------   --------------------------
$1,000,000--$3,000,000                  1%
$3,000,001--$6,000,000               .50 of 1%
$6,000,001 or more                   .25 of 1%

   If part or all of such an investment, including investments by qualified employee benefit plans, is subsequently redeemed within one year of the investment date, the broker/dealer will refund to Equity Planning any such amounts paid with respect to the investment.

How To Obtain Reduced Sales Charges on Class A Shares

  Investors choosing the initial sales charge alternative under certain circumstances may be entitled to pay reduced sales charges. The circumstances under which such investors may pay reduced sales charges are described below.

Qualified Purchasers. No sales charge will be imposed on sales of shares to (1) any Phoenix Fund trustee, director or officer; (2) any director or officer, or any full-time employee or sales representative (who has acted as such for at least 90 days), of the Adviser, or of Equity Planning; (3) registered representatives and employees of securities dealers with whom Equity Planning has sales agreements; (4) any qualified retirement plan exclusively for persons described above; (5) any officer, director or employee or a corporate affiliate of the Adviser or Equity Planning; (6) any spouse, child, parent, grandparent, brother or sister of any person named in
(1), (2), (3) or (5) above; (7) employee benefit plans for employees of the Adviser, Equity Planning and/or their corporate affiliates; (8) any employee or agent who retires from Phoenix Home Life, Equity Planning and/or their corporate affiliates; (9) any account held in the name of a qualified employee benefit plan, endowment fund or foundation if, on the date of the initial investment, the plan, fund or foundation has assets of $10,000,000 or more or at least 100 eligible employees; (10) any person with a direct rollover transfer of shares from an established Phoenix Fund qualified plan;
(11) any Phoenix Home Life separate account which funds group annuity contracts offered to qualified employee benefit plans; (12) any state, county, city, department, authority or similar agency prohibited by law from paying a sales charge; (13) any fully matriculated student in any U.S. service academy; (14) any unallocated account held by a third party administrator, registered investment adviser, trust company, or bank trust department which exercises discretionary authority and holds the account in a fiduciary, agency, custodial or similar capacity, if in the aggregate such accounts held by such entity equal or exceed $1,000,000; (15) any person who is investing redemption proceeds from investment companies other than the Phoenix Funds if, in connection with the purchases or redemption of the redeemed shares, the investor paid a prior sales charge provided such investor supplies verification that the redemption occurred within 90 days of the Phoenix Fund purchase and that a sales charge was paid; or (16) any accounts established by financial institutions, broker/dealers or registered investment advisers that charge an account management fee or transaction fee, provided such entity has entered into an agreement for such program with Equity Planning; provided that sales to persons listed in (1) through (15) above are made upon the written assurance of the purchaser that the purchase is made for investment purposes and that the shares so acquired will not be resold except to the Fund.

   Shares issued pursuant to the automatic reinvestment of income dividends or capital gains distributions are not subject to any sales charges. The Fund receives the entire net asset value of its Class A Shares sold to investors. Equity Planning's commission is the sales charge shown above less any applicable discount or commission "re-allowed" to selected dealers and agents. Equity Planning will re-allow discounts to selected dealers and agents in the amounts indicated in the table above. In this regard, Equity Planning may elect to re-allow the entire sales charge to selected dealers and agents for all sales with respect to which orders are placed with Equity Planning. A selected dealer who receives re-allowance in excess of 90% of such a sales charge may be deemed to be an "underwriter" under the Securities Act of 1933.

   Combination Purchase Privilege. Purchases, either singly or in any combination, of shares of the Fund or shares of any other Phoenix Fund (including Class B Shares but excluding Phoenix Money Market Fund Series), if made at a single time by a single purchaser, will be combined for the purpose of determining whether the total dollar amount of such purchases entitles the purchaser to a reduced sales charge on any purchases of Class A Shares. Each purchase of Class A Shares will then be made at the public offering price, as described in the then current Prospectus relating to such shares, which at the time of such purchase is applicable to a single transaction of the total dollar amount of all such purchases. The term "single purchaser" includes an individual, or an individual, his spouse and their children under the age of majority purchasing for his or their own account (including an IRA account) including his or their own trust, commonly known as a living trust; a trustee or other fiduciary purchasing for a single trust, estate or single fiduciary account, although more than one beneficiary is involved; multiple trusts or 403(b) plans for the same employer; multiple accounts (up to 200) under a qualified employee benefit plan or administered by a third party administrator; or trust companies, bank trust departments, registered investment advisers, and similar entities placing orders or providing administrative services with respect to funds over which they exercise discretionary investment authority and which are held in a fiduciary, agency, custodial or similar capacity, provided all shares are held in record in the name, or nominee name, of the entity placing the order.

   Letter of Intent. Class A Shares or shares of any other Phoenix Fund (including Class B Shares but excluding Class A Shares of the Phoenix Money Market Fund Series) may be purchased by a "single purchaser" (as defined above) within a period of thirteen months pursuant to a Letter of Intent, in the form provided by Equity Planning, stating the investor's intention to invest in such shares during such period an amount which, together with the value (at their maximum offering prices on the date of the Letter) of the shares of the Fund or shares of any other Phoenix Fund then owned by such investor, equals a specified dollar amount. Each purchase of shares made pursuant to a Letter of Intent will be made at the public offering price, as described in the then current Prospectus relating to such shares, which at the time of purchase is applicable to a single transaction of the total dollar amount specified in the Letter of Intent.

   An investor's Letter of Intent is not a binding commitment of the investor to purchase or a binding obligation of the Fund or Equity Planning to sell a specified dollar amount of shares qualifying for a reduced sales charge. Accordingly, out of his initial purchase (and subsequent purchases if necessary), 5% of the dollar amount of purchases required to complete his investment is held in escrow in the form of shares (valued at the purchase price thereof) registered in the investor's name until he completes his investment, at which time escrowed shares are deposited to his account. If the investor does not complete his investment and does not within 20 days after written request by Equity Planning or his dealer pay the difference between the sales charge on the dollar amount specified in his Letter of Intent and the sales charge on the dollar amount of actual purchases, the difference will be realized through the redemption of an appropriate number of the escrowed shares and any remaining escrowed shares will be deposited to his account.

   Right of Accumulation. "Single purchasers" (as defined above) may also qualify for reduced sales charges based on the combined value of purchases of either class of shares of the Fund, or any other Phoenix Fund, made over time. Reduced sales charges are offered to investors whose shares, in the aggregate, are valued (i.e., the dollar amount of such purchases plus the then current value (at the public offering price as described in the then current prospectus relating to such shares) of shares of all Phoenix Funds owned) in excess of the threshold amounts described in the section entitled "Initial Sales Charge Alternative Class A Shares". To use this option, the investor must supply sufficient account information to Equity Planning to permit verification that one or more purchases qualify for a reduced sales charge.

   Associations. A group or association may be treated as a "single purchaser" and qualify for reduced initial sales charges under the Combination Privilege and Right of Accumulation if the group or association
(1) has been in existence for at least six months; (2) has a legitimate purpose other than to purchase mutual fund shares at a reduced sales charge;
(3) facilitates solicitation of the membership by the investment dealer, thus assisting in effecting economies of sales effort; and (4) is not a group whose sole organizational nexus is that the members are credit card holders of a company, policyholders of an insurance company, customers of a bank or a broker-dealer or clients of an investment adviser.

Deferred Sales Charge Alternative Class B Shares

  Investors choosing the deferred sales charge alternative purchase Class B Shares at net asset value per share without the imposition of a sales charge at the time of purchase. The Class B Shares are subject to a sales charge if redeemed within five years of purchase.

   The contingent deferred sales charge will be imposed on most Class B Share redemptions made within five years of purchase. The contingent deferred sales charge alternative permits an investor to choose the method of purchasing shares that is most beneficial given the amount of the purchase, the length of time he or she expects to hold the shares and other circumstances. Each class of shares pays ongoing distribution and service fees at an annual rate
(i) for Class A Shares, of up to .25% of the Series aggregate average daily net assets attributable to the Class A Shares, and (ii) for Class B Shares, of up to 1.00% of the Series aggregate average daily net assets attributable to the Class B Shares. Investors should understand that the purpose and function of the deferred sales charge and distribution and service fees with respect to Class B Shares are the same as those of the initial sales charge and distribution service fees with respect to Class A Shares.

   The alternative purchase arrangement permits an investor to choose the method of purchasing shares that is most beneficial given the amount of the purchase, the length of time he or she expects to hold the shares, whether the investor wishes to receive distributions in cash or to reinvest them in additional shares of a Series, and other circumstances. Investors should consider whether, during the anticipated term of their investment in a Series, the accumulated continuing distribution and service fees and contingent deferred sales charges on Class B Shares prior to conversion would be more than the initial sales charge and accumulated distribution and service fees on Class A Shares purchased at the same time. In this regard, Class A Shares will normally be more beneficial to the investor who qualifies for reduced initial sales charges or who maintains a large account size. For this reason, Equity Planning intends to limit sales of Class B Shares sold to any shareholder to a maximum total value of $250,000. Class B Shares sold to unallocated qualified employer sponsored plans will be limited to a total value of $1,000,000. Class B Shares sold to allocated qualified employer sponsored plans, including 401(k) plans, will be limited to a total value of $250,000 for each participant provided such plans utilize an approved participant tracking system. In addition, Class B Shares will not be sold to any qualified employee benefit plan, endowment fund or foundation if, on the date of the initial investment, the plan, fund or foundation has assets of $10,000,000 or more or at least 200 participant employees. Class B Shares will also not be sold to investors who have reached the age of 85, because of such persons' expected distribution requirements.

   Class A Shares are subject to a lower distribution fee and, accordingly, pay correspondingly higher dividends per share. However, because initial sales charges are deducted at the time of purchase, such investors do not have all their funds invested initially and, therefore, initially own fewer shares. Investors not qualifying for reduced initial sales charges who expect to maintain their investment for an extended period of time should consider purchasing Class A Shares because the accumulated continuing distribution charges on Class B Shares may exceed the initial sales charge on Class A Shares during the term of the investment. An investor might determine, however, that it would be more advantageous to purchase Class B Shares in order that all of his or her funds be invested initially, although remaining subject to higher continuing distribution charges and, for a five-year period, being subject to a contingent deferred sales charge. For example, based on current fees and expenses, an investor subject to a 4.75% initial sales charge on Class A Shares would have to hold his investment approximately 7 years for the Class B distribution fee to exceed the initial sales charge plus the accumulated distribution fees of Class A Shares. In this example, an investor intending to maintain his investment for more than 6 years might consider purchasing Class A Shares.

   Proceeds from the contingent deferred sales charge are paid to Equity Planning and are used to defray the expenses of Equity Planning in connection with the sale of the Class B Shares, such as the payment of compensation to selected dealers and agents.

   Contingent Deferred Sales Charge. Class B Shares redeemed within five years of purchase will be subject to a contingent deferred sales charge at the rates set forth below. The charge will be assessed on an amount equal to the lesser of the current market value or the cost of the shares being redeemed. Accordingly, no sales charge will be imposed on increases in net asset value of shares above the initial purchase price. In addition, no charge will be assessed on shares derived from the reinvestment of dividends or capital gains distributions.

   Equity Planning intends to pay investment dealers a sales commission of 4% of the sale price of Class B Shares sold by such dealers, subject to future amendment or termination. Equity Planning will retain all or a portion of the continuing distribution fee assessed to Class B shareholders and will receive the entire amount of the contingent deferred sales charge paid by shareholders on the redemption of shares. These amounts will be used by Equity Planning to finance the commission plus interest and related marketing expenses.

   The amount of the contingent deferred sales charge, if any, will vary depending on the number of years from the time of payment for the Class B Shares to the time of redemption of such shares. For the purpose of determining the number of years from the time of any payment for the purchase of shares, all payments made during a month will be aggregated and deemed to have been made on the last day of the prior month.

                           Contingent Deferred
                             Sales Charge as
                             a Percentage of
                              Dollar Amount
Year Since Purchase         Subject to Charge
 ----------------------   ---------------------
First                               5%
Second                              4%
Third                               3%
Fourth                              2%
Fifth                               2%
Sixth                               0%

   In determining whether a contingent deferred sales charge is applicable to a redemption, the calculation will be determined in a manner that minimizes the rate being charged. Therefore, it will be assumed that any Class A Shares are being redeemed first; any Class B Shares held for over five years or acquired pursuant to reinvestment of dividends or distributions are redeemed next, and any Class B Shares held longest during the five-year period are redeemed next, unless the shareholder directs otherwise. The charge will not be applied to dollar amounts representing an increase in the net asset value since the time of purchase.

   For example, assume an investor purchased 100 Class B Shares at $10 per share (at a cost of $1,000) and in the second year after purchase, the net asset value per share has increased to $12 and, during such time, the investor has acquired 10 additional Class B Shares through dividend reinvestment. If, at such time the investor makes his first redemption of 50 Class B Shares (proceeds of $600), 10 shares will not be subject to charge because they were acquired through dividend reinvestment. With respect to the remaining 40 shares, the charge is applied only to the original cost of $10 per share and not to the increase in net asset value of $2 per share. Therefore, $400 of the $600 redemption proceeds will be charged at a rate of 4% (the applicable rate in the second year after purchase) or $16.00.

   The contingent deferred sales charge is waived on redemptions of shares
(a) if redemption is made within one year of death (i) of the sole shareholder on an individual account, (ii) of a joint tenant where the surviving joint tenant is the deceased's spouse, or (iii) of the beneficiary of a Uniform Gifts to Minors Act (UGMA), Uniform Transfers to Minors Act
(UTMA) or other custodial account; (b) if redemption is made within one year of disability, as defined in Section 72(m)(7) of the Code; (c) in connection with mandatory distributions upon reaching age 70-1/2 under any retirement plan qualified under Sections 401, 408 or 403(b) of the Code or any redemption resulting from the tax-free return of an excess contribution to an IRA; (d) in connection with redemptions by 401(k) plans using an approved participant tracking system for: participant hardships, death, disability or normal retirement, and loans which are subsequently repaid; (e) in connection with the exercise of certain exchange privileges among the Class B Shares of a Series and Class B Shares of other Phoenix Funds; (f) in connection with any direct rollover transfer of shares from an established Phoenix Fund qualified plan into a Phoenix Fund IRA by participants terminating from the qualified plan; and (g) in accordance with the terms specified under the Systematic Withdrawal Program. If, upon the occurrence of a death as outlined above, the account is transferred to an account registered in the name of the deceased's estate, the contingent deferred sales charge will be waived on any redemption from the estate account occurring within one year of the death. If the Class B Shares are not redeemed within one year of the death, they will remain subject to the applicable contingent deferred sales charge when redeemed.

   Class B Shares will automatically convert to Class A Shares of the same Series based upon relative net asset values of each class after eight years from the acquisition of the Class B Shares, and as a result, will thereafter be subject to the lower distribution fee paid under the Class A distribution plan. Such conversion will be on the basis of the relative net asset value of the two classes without the imposition of any sales load, fee or other charge. The purpose of the conversion feature is to relieve the holders of Class B Shares that have been outstanding for a period of time sufficient for Equity Planning to have been compensated for distribution expenses from most of the burden of such distribution-related expenses.

   For purposes of conversion to Class A Shares purchased through the reinvestment of dividends and distributions paid in respect of Class B Shares in a shareholder's fund account will be considered to be held in a separate sub-account. Each time any Class B Shares in the shareholder's Fund account (other than those in the sub-account) are converted to Class A Shares, an equal pro rata portion of the Class B Shares in the sub-account will also be converted to Class A Shares.

   The conversion of Class B Shares to Class A Shares is subject to the continuing availability of an opinion of counsel or a ruling of the Internal Revenue Service ("IRS") to the effect that (i) the assessment of the higher distribution fees and transfer agency costs with respect to Class B Shares does not result in any dividends or distributions constituting "preferential dividends" under the Code, and (ii) that the conversion of shares does not constitute a taxable event under federal income tax law. The Fund has not sought opinions of counsel as to these matters but has or shall apply to the IRS for such a ruling. While a ruling similar to the one sought by the Fund as to preferential dividends has been issued previously by the IRS with respect to Phoenix Multi-Sector Fixed Income Fund, Inc., complete assurance cannot be given when or whether the Fund will receive a favorable ruling. While an adverse determination by the IRS is not expected, the Fund may be required to reassess the alternative purchase arrangement structure if the IRS does not rule favorably. In addition, were the IRS not to rule favorably, the Fund might make additional distributions if doing so would assist in complying with the Fund's general practice of distributing sufficient income to reduce or eliminate U.S. federal taxes. The conversion of Class B Shares to Class A Shares may be suspended if such an opinion or ruling is no longer available. In that event, no further conversions of Class B Shares would occur, and shares might continue to be subject to the higher distribution fee for an indefinite period which may extend beyond the period ending six years after the end of the month in which affected Class B Shares were purchased.

Exchange Privileges

  Shareholders may exchange Class A or Class B Shares held in book-entry form for shares of the same class of other Phoenix Funds, provided the following conditions are met: (1) the shares that will be acquired in the exchange (the "Acquired Shares") are available for sale in the shareholder's state of residence; (2) the Acquired Shares are the same class as the shares to be surrendered (the "Exchanged Shares"); (3) the Acquired Shares will be registered to the same shareholder account as the Exchanged Shares; (4) the account value of the Fund whose shares are to be acquired must equal or exceed the minimum initial investment amount required by that Phoenix Fund after the exchange is implemented; and (5) if a shareholder has elected not to utilize the Telephone Exchange Privilege (see below), a properly executed exchange request must be received by Equity Planning. Exchange privileges are not available for certain shareholders holding Class A Shares of Phoenix Money Market Series and Class A Shares of the Phoenix Asset Reserve held for less than 6 months.

   Subject to the above requirements for an exchange, a shareholder or his/her registered representative may, by telephone or written notice, elect to have Class A or Class B Shares of the Fund exchanged for the same class of shares of another Phoenix Fund automatically on a monthly, quarterly, semi-annual or annual basis or may cancel the privilege ("Systematic Exchange").

   Shareholders who maintain an account balance in the Fund of at least $5,000, or $2,000 for tax qualified retirement benefit plans (calculated on the basis of the net asset value of the shares held in a single account), may direct that shares of the Fund be automatically exchanged at predetermined intervals for shares of the same class of another Phoenix Fund. If the shareholder is participating in the Self Security program offered by Phoenix Home Life, it is not necessary to maintain the above account balances in order to use the Systematic Exchange privilege.

   Such exchanges will be executed upon the close of business on the 10th of a month and if the 10th falls on a holiday or weekend, then at the close of business on the next succeeding business day. The minimum initial and subsequent amount that may be exchanged under the Systematic Exchange is $25. Systematic Exchange forms are available from Equity Planning.

   Exchanges will be based upon each Fund's net asset value per share next computed following receipt of a properly executed exchange request, without sales charge. On Class B Share exchanges, the contingent deferred sales charge schedule of the original shares purchased continues to apply.

   The exchange of shares from one Phoenix Fund to another is treated as a sale of the Exchanged Shares and a purchase of the Acquired Shares for Federal income tax purposes. The shareholder may, therefore, realize a taxable gain or loss. See "Dividends, Distributions and Taxes" for information concerning the Federal income tax treatment of the disposition of shares.

   It is the policy of the Equity Planning to discourage and prevent frequent trading by shareholders among the Fund and other Phoenix Funds in response to market fluctuations. The Fund reserves the right to refuse exchange purchases by any person or broker/dealer if, in the Fund's or Adviser's opinion, the exchange would adversely affect the Fund's ability to invest effectively according to its investment objective and policies, or otherwise adversely affect the Fund and its shareholders. The Fund reserves the right to terminate or modify its exchange privileges at any time upon giving prominent notice to shareholders at least 60 days in advance.

   Each Phoenix Fund has different investment objectives and policies. Shareholders should, therefore, obtain and review the prospectus of the fund into which the exchange is to be made before any exchange requests are made.

Telephone Exchanges

  Unless a shareholder elects in writing not to participate in the Telephone Exchange Privilege, shares for which certificates have not been issued may be exchanged by calling 800-367-5877 provided that the exchange is made between accounts with identical registrations. Under the Telephone Exchange Privilege, telephone exchange orders may also be entered on behalf of the shareholder by his or her registered representative.

   The Fund and the Transfer Agent will employ reasonable procedures to confirm that telephone instructions are genuine. In addition to requiring identical registrations on both accounts, the Transfer Agent will require address verification and will record telephone instructions on tape. All exchanges will be confirmed in writing to the shareholder. To the extent that procedures reasonably designed to prevent unauthorized telephone exchanges are not followed, the Fund and/or the Transfer Agent may be liable for following telephone instructions for exchange transactions that prove to be fraudulent. Broker/dealers other than Equity Planning have agreed to bear the risk of any loss resulting from any unauthorized telephone exchange instruction from the firm or its registered representatives. However, the shareholder would bear the risk of loss resulting from instructions entered by an unauthorized third party that the Fund and/or the Transfer Agent reasonably believe to be genuine. The Telephone Exchange Privilege may be modified or terminated at any time on 60 days' notice to shareholders. In addition, during times of drastic economic or market changes, the Telephone Exchange Privilege may be difficult to exercise or may be suspended temporarily. In such event an exchange may be effected by following the procedure outlined for tendering shares represented by certificate(s). The Telephone Exchange Privilege is available only in States where shares being acquired may be legally sold.

   If a shareholder elects not to use the Telephone Exchange Privilege or if the shares being exchanged are represented by a certificate or certificates, in order to exchange shares the shareholder must submit a written request to State Street Bank and Trust Company, P.O. Box 8301, Boston, MA 02266-8301. If the shares are being exchanged between accounts that are not registered identically, the signature on such request must be guaranteed by an eligible guarantor institution as defined by the Transfer Agent in accordance with its signature guarantee procedures. Currently, such procedures generally permit guarantees by banks, broker dealers, credit union, national securities exchanges, registered securities associations, clearing agencies and savings associations. Any outstanding certificate or certificates for the tendered shares must be duly endorsed and submitted.

   Purchase and withdrawal plans and reinvestment and exchange privileges are described more fully in the Statement of Additional Information. For further information, call Equity Planning at (800) 243-1574.

                               NET ASSET VALUE

  The net asset value of the shares of each Series of the Fund is determined once daily as of the close of trading of the New York Stock Exchange, on days when the Exchange is open for trading. The net asset value is determined by adding the values of all securities and other assets of the Series, subtracting liabilities and expenses, and dividing by the number of outstanding shares of the Series. The price at which a purchase is effected is based on the next calculation of net asset value after the order is placed. The total liability allocated to a class, plus that class's distribution fee and any other expenses allocated solely to that class, are deducted from the proportionate interest of such class in the assets of the Series, and the resulting amount of each is divided by the number of shares of that class outstanding to produce the net asset value per share.

  Each Series may invest up to 15% of its net assets in securities for which market quotations are not readily available. The value of these securities is determined in good faith by the Trustees or the Adviser acting at their direction, considering all relevant factors including but not limited to, prices disseminated by pricing services (when such prices are believed to reflect the fair value of such securities) and the value of any comparable securities for which market quotations are readily available.

                             HOW TO REDEEM SHARES

  Any holder of shares of any Series may require the Fund to redeem his shares at any time at the net asset value per share next computed after receipt of a redemption request in proper form by State Street Bank and Trust Company, P.O. Box 8301, Boston, MA 02266-8301. The redemption request must contain the name of the Series, the shareholder(s') account name(s) and number(s), the number of shares to be redeemed and the signature(s) of the registered shareholder(s). If the shares are registered in the names of individuals singly, jointly or as custodian under the Uniform Gifts to Minors Act and the proceeds of the redemption do not exceed $50,000 and are to be paid to the registered owner(s) at the address of record, the signature(s) on the redemption request need not be guaranteed. Otherwise, the signature(s) must be guaranteed by an eligible guarantor institution as defined by the Transfer Agent in accordance with its signature guarantee procedures. Currently such procedures generally permit guarantees by banks, broker-dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations. When certificates for shares are in the possession of the shareholder, they must be mailed or presented, duly endorsed in the full name of the account, with a written request to Equity Planning that the Fund redeem the shares, with the signature guaranteed, if required, as described above. Signature(s) must also be guaranteed on any change of address request submitted in conjunction with any redemption request.

  In addition, each Series maintains a continuous offer to repurchase its shares, and shareholders may normally sell their shares through securities dealers, who may charge customary commissions for their services. Payment will be made within seven days after receipt of the duly endorsed share certificates or telephone request unless the repurchase or redemption request relates to shares for which good payment has not yet been collected. For shares purchased by check or via Invest-by-Phone service, collection of good payment may take up to 15 days.

  Due to the relatively high cost of maintaining small accounts, the Fund reserves the right to redeem, at net asset value, the shares of any shareholder whose account has a value, due to redemptions, of less than $200. Before the Fund redeems these shares, the shareholder will be given notice that the value of the shares in the account is less than the minimum amount and will be allowed 30 days to make an additional investment in an amount which will increase the value of the account to at least $200.

  A shareholder should contact his/her broker/dealer if he/she wishes to transfer shares from an existing broker/dealer street name account to a street name account with another broker/ dealer. The Fund has no specific procedures governing such account transfers.

  Unless a shareholder elects in writing not to participate in the Telephone Redemption Privilege, shares for which certificates have not been issued may be redeemed by telephoning (800) 367-5877 and telephone redemptions will also be accepted on behalf of the shareholder from his or her registered representative. The Fund and the Transfer Agent will employ reasonable procedures to confirm that telephone instructions are genuine. Address and bank account information will be verified, telephone redemption instructions will be recorded on tape, and all redemptions will be confirmed in writing to the shareholder. If there has been an address change within the past 60 days, a telephone redemption will not be authorized. To the extent that procedures reasonably designed to prevent unauthorized telephone redemptions are not followed, the Fund and/or the Transfer Agent may be liable for following telephone instructions for redemption transactions that prove to be fraudulent. Broker/dealers other than Equity Planning have agreed to bear the risk of any loss resulting from any unauthorized telephone redemption instruction from the firm or its registered representatives. However, the shareholder would bear the risk of loss resulting from instructions entered by an unauthorized third party that the Fund and/or the Transfer Agent reasonably believe to be genuine. The Telephone Redemption Privilege may be modified or terminated at any time without prior notice to shareholders. In addition, during times of drastic economic or market changes, the telephone redemption privilege may be difficult to exercise and a shareholder should submit a written redemption request, as described above.

  If the amount of the redemption is $500 or more, the proceeds will be wired to the shareholder's designated U.S. commercial bank account. If the amount of the redemption is less than $500, the proceeds will be sent by check to the address of record on the shareholder's account.

  Telephone redemption requests must be received by Equity Planning by the close of trading on the New York Stock Exchange on any day when Equity Planning is open for business. Requests made after that time or on a day when Equity Planning is not open for business cannot be accepted by Equity Planning. The proceeds of a telephone redemption will normally be sent on the first business day following receipt of the redemption request. However, with respect to the telephone redemption of shares purchased by check, such requests will only be effected after the Fund has assured itself that good payment has been collected for the purchase of shares, which may take up to 15 days. This expedited redemption privilege is not available to HR-10, IRA and 403(b)(7) Plans.

  To the extent consistent with state and federal law, the Fund may make payment of the redemption price either in cash or in kind. The Fund has elected to pay in cash all requests for redemption by any shareholder of record, but may limit such cash in respect to each shareholder during any 90 day period to the lesser of $250,000 or 1% of the net asset value of the Fund at the beginning of such period. This election has been made pursuant to Rule 18f-1 under the Investment Company Act of 1940 and is irrevocable while the Rule is in effect unless the Securities and Exchange Commission, by order, permits its withdrawal. In case of a redemption in kind, securities delivered in payment for shares would be valued at the same value assigned to them in computing the net asset value per share of the Fund. A shareholder receiving such securities would incur brokerage costs when he sold the securities. A complete description of redemption procedures is contained in the Statement of Additional Information.

                      DIVIDENDS, DISTRIBUTIONS AND TAXES

  All dividends and distributions with respect to the shares of any class of any Series will be payable in shares of such class of Series at net asset value or, at the option of the shareholder, in cash. Any shareholder who purchases shares of a Series prior to the close of business on the record date for a dividend or distribution will be entitled to receive such dividend or distribution. Dividends and distributions (whether received in shares or in cash) are treated either as ordinary income or long-term capital gains for Federal income tax purposes. Each shareholder concerned should consult a competent tax adviser.

  Any shareholder with an account in any one Series equal to at least $5,000 (or $2,000 in a tax-qualified account) may direct that dividends and distributions from that account be invested in a single account of one other Series or in a single account of any other Phoenix Fund. Any such investment will be made at net asset value and will not be subject to a minimum initial or subsequent investment amount.

  Each Series is treated as a separate entity for Federal income tax purposes. Each Series intends to qualify and elect to be taxed as a "regulated investment company" under the provisions of Subchapter M of the Internal Revenue Code, as amended (the "Code") and the Trustees believe that each Series so qualified for the last taxable year. Because each Series intends to distribute all of its net investment income and net capital gains to shareholders in accordance with the timing requirements imposed by the Code, it is not expected that the Series will be required to pay any federal income or excise taxes.

  The Utility Income Series each will distribute its net investment income to its shareholders on a monthly basis and net realized capital gains, if any, to its shareholders on an annual basis. Distributions, whether received by shareholders in shares or in cash, will be taxable to them as income or capital gains. Distributions of net realized long-term capital gains, if designated as such by a Series, are taxable to shareholders as long-term capital gains, regardless of how long they have owned shares in the Series. Shareholders who are not subject to tax on their income will not be required to pay tax on amounts distributed to them. Written notices will be sent to shareholders following the end of each calendar year regarding the tax status of all distributions made during each taxable year.

  The foregoing is only a summary of some of the important tax considerations generally affecting the Series and their shareholders. Shareholders should consult competent tax advisers regarding specific tax situations.

                            ADDITIONAL INFORMATION

  Inquiries and requests for the Statement of Additional Information, the Annual Report to Shareholders and the Semi-Annual Report to Shareholders should be directed to Equity Planning at (800) 243-4361 or 100 Bright Meadow Boulevard, P.O. Box 2200, Enfield, Connecticut 06083-2200.

                                   APPENDIX

A-1 and P-1 Commercial Paper Ratings

  The Money Market Portfolio will only invest in commercial paper which at the date of investment is rated A-1 by Standard & Poor's Corporation or P-1 by Moody's Investors Service, Inc., or, if not rated, is issued or guaranteed by companies which at the date of investment have an outstanding debt issue rated AA by Standard & Poor's or Aa by Moody's.

   Commercial paper rated A-1 by Standard & Poor's Corporation ("S&P") has the following characteristics: Liquidity ratios are adequate to meet cash requirements. Long-term senior debt is rated "A" or better. The issuer has access to at least two additional channels of borrowing. Basic earnings and cash flow have an upward trend with allowance made for unusual circumstances. Typically, the issuer's industry is well established and the issuer has a strong position within the industry. The reliability and quality of management are unquestioned.

   The rating P-1 is the highest commercial paper rating assigned by Moody's Investors Service, Inc. ("Moody's"). Among the factors considered by Moody's in assigning ratings are the following: (1) evaluation of the management of the issuer; (2) economic evaluation of the issuer's industry or industries and an appraisal of speculative-type risks which may be inherent in certain areas; (3) evaluation of the issuer's products in relation to competition and customer acceptance; (4) liquidity; (5) amount and quality of long-term debt;
(6) trend of earnings over a period of ten years; (7) financial strength of a parent company and the relationship which exists with the issuer; and (8) recognition by the management of obligations which may be present or may arise as a result of public interest questions and preparations to meet such obligations.

Moody's Investors Service, Inc., Corporate Bond Ratings

  Aaa--Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

   Aa--Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they Comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

   A--Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

   Baa--Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

   Ba--Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

   B--Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

   Caa--Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

   Ca--Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

   C--Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Standard and Poor's Corporation's Corporate Bond Ratings

  AAA--This is the highest rating assigned by Standard & Poor's to a debt obligation and indicates an extremely strong capacity to pay principal and interest.

   AA--Bonds rated AA also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong, and in the majority of instances they differ from AAA issues only in small degree.

   A--Bonds rated A have a strong capacity to pay principal and interest, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

   BBB--Bonds rated BBB are regarded as having an adequate capacity to pay principal and interest. Whereas they normally exhibit protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in the A category.

   BB-B-CCC-CC--Bonds rated BB, B, CCC and CC are regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and CC the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

   D--Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

Fitch Investor Services, Inc.

  AAA--Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

   AA--Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated "AAA". Because bonds rated in the "AAA" and "AA" categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated "F-1+."

   A--Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

   BBB--Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

   BB--Bonds are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements.

   B--Bonds are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

   CCC--Bonds have certain identifiable characteristics which, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

   CC--Bonds are minimally protected. Default in payment of interest and/or principal seems probable over time.

   C--Bonds are in imminent default in payment of interest or principal.

   DDD, DD, and D--Bonds are in default on interest and/or principal payments. Such bonds are extremely speculative and should be valued on the basis of their ultimate recovery value in liquidation or reorganization of the obligor. "DDD" represents the highest potential for recovery on these bonds, and "D" represents the lowest potential for recovery.

   Plus (+) Minus (-)--Plus and minus signs are used with a rating symbol to indicate the relative position of a credit within the rating category. Plus and minus signs however, are not used in the "DDD", "DD", or "D" categories.

   Duff & Phelps Credit Rating Co. Rating Scale--Duff & Phelps (not affiliated with the Fund or DPM) offers ratings for short-term and long-term debt, preferred stock, structured financings, and insurer's claims paying ability. D&P ratings are specific to credit quality, i.e., the likelihood of timely payment for principal, interest, and in the case of a preferred stock rating, preferred stock dividends. The insurance company claims paying ability ratings reflect an insurer's ability to meet its claims obligations.

Long-Term Ratings

AAA                   Highest Quality
AA+, AA, AA-          High Quality
A+, A, A-             Good Quality
BBB+, BBB, BBB        Satisfactory Quality (investment grade)
BB+, B, B-            Non-Investment Grade
B+, B, B-             Non-Investment Grade
CCC                   Speculative

                  Subject to Completion--Dated February 9, 1996

                  PHOENIX DUFF & PHELPS UTILITY SERIES FUND
                   101 Munson Street, Greenfield, MA 01301

                     Statement of Additional Information
                                            , 1996

   This Statement of Additional Information is not a prospectus, but is incorporated by reference in the Prospectus. Much of the information contained in this Statement of Additional Information expands upon and supplements the information contained in the current Prospectus of Phoenix Duff & Phelps Utility Series Fund (the "Fund"), dated , 1996, and should be read in conjunction with it. The Fund's Prospectus may be obtained by calling Phoenix Equity Planning Corporation ("Equity Planning" or the "Distributor") at (800) 243-4361 or by writing to Equity Planning at 100 Bright Meadow Boulevard, P.O. Box 2200, Enfield, CT 06083-2200.

                               TABLE OF CONTENTS

                                                PAGE
THE FUND (13)                                     2
INVESTMENT OBJECTIVES AND POLICIES (7)            2
INVESTMENT RESTRICTIONS (12)                      7
PERFORMANCE INFORMATION (6)                       8
PORTFOLIO TRANSACTIONS AND BROKERAGE              9
SERVICES OF THE ADVISER (12)                     10
NET ASSET VALUE (20)                             10
HOW TO BUY SHARES (14)                           10
ALTERNATIVE PURCHASE ARRANGEMENTS (14)           11
EXCHANGE PRIVILEGES (19)                         12
REDEMPTION OF SHARES (20)                        13
DIVIDENDS, DISTRIBUTIONS AND TAXES (21)          13
TAX-SHELTERED RETIREMENT PLANS                   15
THE NATIONAL DISTRIBUTOR (13)                    15
DISTRIBUTION PLANS (13)                          15
TRUSTEES AND OFFICERS                            16
OTHER INFORMATION                                21

   Numbers appearing in parentheses correspond to related disclosures in the
                              Fund's Prospectus.

                       Customer Service--(800) 243-1574
                          Marketing--(800) 243-4361
                  Telephone Orders/Exchanges--(800) 367-5877
                Telecommunication Device (TTY)--(800) 243-1926

                                    THE FUND

   Phoenix Duff & Phelps Utility Series Fund (the "Fund") is an open-end management investment company established as a business trust under the laws of Delaware by an Agreement and Declaration of Trust dated February , 1996 (the "Declaration of Trust"). The Declaration of Trust authorizes the assets and shares of the Fund to be divided into series (the "Series"). Each Series has a different investment objectives, invests primarily in certain types of securities, and is designed to meet different investment needs. In many respects, each Series operates as if it were a separate mutual fund. The Fund's Prospectus describes the investment objectives of each Series. The following discussion supplements the description of each Series' investment policies and investment techniques in the Prospectus. Only one series of the Fund is currently being offered; additional Series may be offered in the future.

                      INVESTMENT OBJECTIVES AND POLICIES

   The investment objectives and policies of each Series are described in the "Investment Objectives and Policies" section of the Prospectus. The following discussion supplements the information contained in that section of the Prospectus as well as in the "Investment Techniques" section of the Prospectus.

   Stripped Securities. Each Series may invest up to 5% of its total assets in stripped securities. Stripped securities are derivative securities usually structured with classes that receive different proportions of the interest and principal distributions on a pool of underlying assets such as one class receiving some of the interest and most of the principal from the assets, while the other class will receive most of the interest and the remainder of the principal. In the most extreme case, one class will receive all of the interest (the interest-only or "IO" class), while the other class will receive all of the principal (the principal-only or "PO" class). The yield to maturity on an IO class is extremely sensitive to the rate of principal payments (including prepayments) on the related underlying assets. A rapid rate of principal payments may have a material adverse effect on such security's yield to maturity and, if invested therein, the Series may fail to recoup fully its initial investment in these securities.

   Floating and Variable Rate Income Securities. Income securities may provide for floating or variable rate interest payments. The floating or variable rate may be determined by reference to a known lending rate, such as a bank's prime rate, a certificate of deposit rate or the London Inter Bank Offered Rate (LIBOR). Alternatively, the rate may be determined through an auction or remarketing process. The rate may also be indexed to changes in the values of interest rate or securities indexes, currency exchange rates or other commodities. The amount by which the rate paid on an income security may increase or decrease may be subject to periodic or lifetime caps. Floating and variable rate income securities include derivative securities whose rates vary inversely with changes in market rates of interest. Such securities may also pay a rate of interest determined by applying a multiple to the variable rate. The extent of increases and decreases in the value of securities whose rates vary inversely with changes in market rates of interest generally will be larger than comparable changes in the value of an equal principal amount of a fixed rate security having similar credit quality, redemption provisions and maturity.

   Discount, Zero Coupon Securities and Payment-in-Kind Securities. Each Series may invest in securities sold at a substantial discount from their value at maturity. Such securities include "zero coupon" and payment-in-kind securities of governmental or private issuers. Zero coupon securities generally pay no cash interest to their holders prior to maturity. Payment-in-kind securities allow the issuer, at its option, to make current interest payments on such securities either in cash or additional securities. Accordingly, such securities usually are issued and traded at a deep discount from their face or par value and generally are subject to greater fluctuations of market value in response to changing interest rates than securities of comparable maturities and credit quality that pay cash interest (or dividends in the case of preferred stock) on a current basis.

   Federal tax law requires that a holder of a zero coupon security accrue a portion of the original issue discount on the security and to include the "interest" on payment-in-kind securities as income each year, even though the holder receives no interest payment on the security during the year. Federal tax law also requires that entities such as the Series which seek to qualify for pass-through Federal income tax treatment as regulated investment companies distribute substantially all of their net investment income each year, including non-cash income. Accordingly, although the Series will receive no payments on its zero coupon or payment-in-kind securities prior to their maturity or disposition, it will have income attributable to such securities, and it will be required, in order to maintain the desired tax treatment, to include in its dividends an amount equal to the income attributable to its zero coupon and payment-in-kind securities. Such dividends will be paid from the cash assets of the Series, from borrowings or by liquidation of portfolio securities, if necessary, at a time that the Series otherwise might not have done so. To the extent the proceeds from any such dispositions are used by the Series to pay distributions, the Series will not be able to purchase additional income-producing securities with such proceeds, and as a result the Series' current income ultimately may be reduced.

   Premium Securities. Each Series may invest in income securities bearing coupon rates higher than prevailing market rates. Such "premium" securities are typically purchased at prices greater than the principal amounts payable on maturity. Each Series will not amortize the premium paid for such securities in calculating its net investment income. As a result, in such cases the purchase of such securities provides the Series a higher level of investment income distributable to shareholders on a current basis than if the Series purchased securities bearing current market rates of interest. Although such securities bear coupon rates higher than prevailing market rates, because they are purchased at a price in excess of par value, the yield earned by the Series on such investments may not exceed prevailing market yields. If an issuer were to redeem securities held by a Series during a time of declining interest rates, the Series may not be able to reinvest the proceeds in securities providing the same investment return as the securities redeemed. If securities purchased by a Series at a premium are called or sold prior to maturity, the Series will recognize a capital loss to the extent the call or sale price is less than the purchase price. Additionally, the Series will recognize a capital loss if it holds such securities to maturity.

   Convertible Securities. Convertible securities are bonds, debentures, notes, preferred stocks or other securities that may be converted into or exchanged for a specified amount of common stock of the same or a different issuer within a particular period of time and at a specified price or formula. A convertible security entitles the holder to receive interest generally paid or accrued on debt or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged. Convertible securities have unique investment characteristics in that they generally (i) have higher yields than common stocks, but lower yields than comparable non-convertible income securities, (ii) are less subject to fluctuation in value than the underlying stock since they have fixed income characteristics, and (iii) provide the potential for capital appreciation if the market price of the underlying common stock increases. Most convertible securities currently are issued by domestic companies, although a substantial Eurodollar convertible securities market has developed, and the markets for convertible securities denominated in local currencies are increasing.

   The value of a convertible security is a function of its "investment value" (determined by its yield in comparison with the yields of other securities of comparable maturity and quality that do not have a conversion privilege) and its "conversion value" (the security's worth, at market value, if converted into the underlying common stock). The investment value of a convertible security is influenced by changes in interest rates, with investment value declining as interest rates increase and increasing as interest rates decline. The credit standing of the issuer and other factors also may have an effect on the convertible security's investment value. The conversion value of a convertible security is determined by the market price of the underlying common stock. If the conversion value is low relative to the investment value, the price of the convertible security is governed principally by its investment value. Generally the conversion value decreases as the convertible security approaches maturity. To the extent the market price of the underlying common stock approaches or exceeds the conversion price, the price of the convertible security will be increasingly influenced by its conversion value. A convertible security generally will sell at a premium over its conversion value by the extent to which investors place value on the right to acquire the underlying common stock while holding a fixed income security.

   Equity Features. Income securities may involve equity features, such as contingent interest or participations based on revenues, sales or profits (i.e., interest or other payments, often in addition to a fixed rate of return, that are based on the borrower's attainment of specified levels of revenues, sales or profits). At times, the Series may also acquire warrants and other equity securities in connection with the purchase of income securities. Warrants are securities permitting, but not obligating, their holder to subscribe for other securities or commodities. Warrants do not carry with them the right to dividends or voting rights with respect to the securities that they entitle their holder to purchase, and they do not represent any rights in the assets of the issuer. As a result, warrants may be considered more speculative than certain other types of investments.

   Depository Receipts. Some of the securities in the Series may be in the form of depository receipts. Depository receipts usually represent common stock or other equity securities of non-domestic issuers deposited with a custodian in a depository. The underlying securities are usually withdrawable at any time by surrendering the depository receipt. Depository receipts are usually denominated in U.S. dollars and dividends and other payments from the issuer are converted by the custodian into U.S. dollars before payment to receipt holders. In other respects depository receipts for foreign securities have the same characteristics as the underlying securities. Depository receipts that are not sponsored by the issuer may be less liquid and there may be less readily available public information about the issuer.

   Structured Investments. The Series may invest a portion of its assets in interests in entities organized and operated solely for the purpose of restructuring the investment characteristics of other income securities, including income securities issued by foreign governments. This type of restructuring involves the deposit with or purchase by an entity, such as a corporation or trust, of specified instruments (such as commercial bank loans) and the issuance by that entity of one or more classes of securities ("Structured Investments") backed by, or representing interests in, the underlying instruments. The cash flow on the underlying instruments may be apportioned among the newly issued Structured Investments to create securities with different investment characteristics such as varying maturities, payment priorities and interest rate provisions, and the extent of the payments made with respect to Structured Investments is dependent on the extent of the cash flow on the underlying instruments. The Series may invest in a class of Structured Investments that is subordinated to the right of payment of another class. Subordinated Structured Investments typically have higher yields and present greater risks than unsubordinated Structured Investments.

   Private Placements. The Series may invest in income securities that are sold in private placement transactions between their issuers and their purchasers and that are neither listed on an exchange nor traded in the OTC secondary market. In many cases, privately placed securities will be subject to contractual or legal restrictions on transfer. As a result of the absence of a public trading market, privately placed securities may in turn be less liquid and more difficult to value than publicly traded securities. In addition, issuers whose securities are not publicly traded may not be subject to the disclosure and other investor protection requirements that may be applicable if their securities were publicly traded. Certain of the Series' direct investments, particularly in emerging foreign markets, may include investments in smaller, less seasoned companies, which may involve greater risks. These companies may have limited product lines, markets or financial resources, or they may be dependent on a limited management group. If any privately placed securities held by the Series were required to be registered under the securities laws of any jurisdiction prior to being resold, the Series may be required to bear the expenses of registration.

   Indexed Income Securities. The Series may invest in income securities issued by banks and other business entities that are indexed to certain specific foreign currency exchange rates, interest rates or other reference rates. The terms of such securities provide that their principal amount is adjusted upwards or downwards (but ordinarily not below zero) at maturity to reflect changes in the exchange rate between two currencies (or other rates) while the obligations are outstanding. While such securities offer the potential for an attractive rate of return, they also entail the risk of loss of principal.

   Strategic Transactions. Each Series may utilize various other investment strategies as described below to hedge various market risks (such as interest rates), to manage the effective maturity or duration of securities or portfolios or to enhance potential gain. Such strategies are generally accepted by modern portfolio managers and are regularly utilized by many mutual funds and other institutional investors. Techniques and instruments may change over time as new instruments and strategies are developed or regulatory changes occur. In the course of pursuing these investment strategies, a Series may purchase and sell derivative securities such as exchange-listed and over-the-counter put and call options on securities, may purchase and sell financial futures contracts and options thereon and may enter into various interest rate transactions such as swaps, caps, floors or collars (collectively, all the above are called "Strategic Transactions"). The Series will enter into Strategic Transactions primarily for hedging and risk management purposes and, to a lesser extent (with respect to less than 5% of the Series' total assets), to enhance potential gain. For example, Strategic Transactions may be used to attempt: to protect against possible changes in the market value of securities held in or to be purchased for the Series' portfolio resulting from securities markets; to protect the Series' unrealized gains in the value of its portfolio securities; to facilitate the sale of such securities for investment purposes; or to establish a position as a temporary substitute for purchasing or selling particular securities. Any or all of these investment techniques may be used at any time and there is no particular strategy that dictates the use of one technique rather than another, as use of any Strategic Transaction is a function of numerous variables including market conditions. The ability of the Series to utilize these Strategic Transactions successfully will depend on the Adviser's ability to predict pertinent market movements, which cannot be assured. The Series will comply with applicable regulatory requirements when implementing these strategies, techniques and instruments.

   Strategic Transactions have risks associated with them including possible default by the other party to the transaction, illiquidity and, to the extent the Adviser's view as to certain market movements is incorrect, the risk that the use of such Strategic Transactions could result in losses greater than if they had not been used. Use of put and call options may result in losses to the Series, force the sale of portfolio securities at inopportune times or for prices other than current market values, limit the amount of appreciation the Series can realize on its investments or cause the Series to hold a security it might otherwise sell. The use of options transactions entails certain other risks. In particular, options markets may not be liquid in all circumstances and certain over-the-counter options may have no markets. As a result, in certain markets the Series might not be able to close out a transaction without incurring substantial losses, if at all. Losses resulting from the use of Strategic Transactions would reduce net asset value, and possibly income, and such losses can be greater than if the Strategic Transactions had not been utilized.

   General Characteristics of Options. Put options and call options typically have similar structural characteristics and operational mechanics regardless of the underlying instrument on which they are purchased or sold. Thus, the following general discussion relates to each of the particular types of options discussed in greater detail below. In addition, many Strategic Transactions involving options require segregation of Series assets in special accounts, as described below under "Use of Segregated and Other Special Accounts."

   A put option gives the purchaser of the option, upon payment of a premium, the right to sell, and the writer the obligation to buy, the underlying security, commodity, index or other instrument at the exercise price. For instance, the Series' purchase of a put option on a security might be designed to protect its holdings in the underlying instrument (or, in some cases, a similar instrument) against a substantial decline in the market value by giving the Series the right to sell such instrument at the option exercise price. A call option, upon payment of a premium, gives the purchaser of the option the right to buy, and the seller the obligation to sell, the underlying instrument at the exercise price. The purchase of a call option on a security, financial future, index or other instrument might be intended to protect the Series against an increase in the price of the underlying instrument that it intends to purchase in the future by fixing the price at which it may purchase such instrument. An American style put or call option may be exercised at any time during the option period while a European style put or call option may be exercised only upon expiration or during a fixed period prior thereto. The Series is authorized to purchase and sell exchange listed options and over-the-counter options ("OTC options"). Exchange listed options are issued by a regulated intermediary such as the Options Clearing Corporation ("OCC"), which guarantees the performance of the obligations of the parties to such options. The discussion below uses the OCC as a paradigm, but is also applicable to other financial intermediaries.

   With certain exceptions, OCC issued and exchange listed options generally settle by physical delivery of the underlying security, although in the future cash settlement may become available. Index options and Eurodollar instruments are cash settled for the net amount, if any, to the extent the option "in-the-money" (i.e., where the value of the underlying instrument exceeds, in the case of a call option, or is less than, in the case of a put option, the exercise price of the option) at the time the option is exercised. Frequently, rather than taking or making delivery of the underlying instrument through the process of exercising the option, listed options are closed by entering into offsetting purchase or sale transactions that do not result in ownership of the new option.

   The Series' ability to close out its position as a purchaser or seller of an OCC or exchange listed put or call option is dependent, in part, upon the liquidity of the option market. Among the possible reasons for the absence of a liquid option market on an exchange are: (i) insufficient trading interest in certain options; (ii) restrictions on transactions imposed by an exchange;
(iii) trading halts, suspensions or other restrictions imposed with respect to particular classes or series of options or underlying securities including reaching daily price limits; (iv) interruption of the normal operations of the OCC or an exchange; (v) inadequacy of the facilities of an exchange or the OCC to handle current trading volume; or (vi) a decision by one or more exchanges to discontinue the trading of options (or a particular class or series of options), in which event the relevant market for that option on that exchange would cease to exist, although outstanding options on that exchange would generally continue to be exercisable in accordance with their terms.

   The hours of trading for listed options may not coincide with the hours during which the underlying financial instruments are traded. To the extent that the option markets close before the markets for the underlying financial instruments, significant price and rate movements can take place in the underlying markets that cannot be reflected in the option markets.

   OTC options are purchased from or sold to securities dealers, financial institutions or other parties ("Counterparties") through direct bilateral agreement with the Counterparty. In contrast to exchange listed options, which generally have standardized terms and performance mechanics, all the terms of an OTC option, including such terms as method of settlement, term, exercise price, premium, guarantees and security, are set by negotiation of the parties. The Series will only enter into OTC options that have a buy-back provision permitting the Series to require the Counterparty to buy back the option at a formula price within seven days. The Series expects generally to enter into OTC options that have cash settlement provisions, although they are not required to do so.

   Unless the parties provide for it, there is no central clearing or guaranty function in an OTC option. As a result, if the Counterparty fails to make or take delivery of the security or other instrument underlying an OTC option it has entered into with the Series or fails to make a cash settlement payment due in accordance with the terms of the option, the Series will lose any premium it paid for the option as well as any anticipated benefit of the transaction. Accordingly, the Adviser must assess the creditworthiness of each such Counterparty or any guarantor or credit enhancement of the Counterparty's credit to determine the likelihood that the terms of the OTC option will be satisfied. The Series will engage in OTC option transactions only with United States government securities dealers recognized by the Federal Reserve Bank in New York as "primary dealers", broker dealers, domestic or foreign banks or other financial institutions which have received a short-term credit rating of A-1 from S&P, Duff 1 from D&P or any equivalent rating from any other nationally recognized statistical rating organization ("NRSRO"). The staff of the SEC currently takes the position that the amount of the Series' obligation pursuant to an OTC option is illiquid, and is subject to the Series' limitation on investing no more than 15% of its assets in illiquid instruments.

   If the Series sells a call option, the premium that it receives may serve as a partial hedge, to the extent of the option premium, against a decrease in the value of the underlying securities or instruments in its portfolio or will increase the Series' income. The sale of put options can also provide income.

   The Series may purchase and sell for hedging purposes call options on U.S. Treasury and agency securities, foreign sovereign debt, mortgage-related securities, corporate debt securities and foreign debt securities that are traded on U.S. and foreign securities exchanges and in the over-the-counter markets and related futures on such securities other than futures on individual corporate debt securities. All calls sold by the Series must be "covered" or must meet the asset segregation requirements described below as long as the call is outstanding (i.e., the Series must own the securities or futures contract subject to the call). Even though the Series will receive the option premium to help protect it against loss, a call sold by the Series exposes the Series during the term of the option to possible loss of opportunity to realize appreciation in the market price of the underlying security and may require the Series to hold a security which it might otherwise have sold. The Series may sell options on securities the Series owns or has the right to purchase without additional payments, up to a maximum of 25% of the Series' net assets, for non-hedging purposes.

   The Series may purchase and sell for hedging purposes put options that relate to U.S. Treasury and agency securities, corporate debt securities, foreign sovereign debt and foreign debt securities (whether or not the Series holds the above securities in its portfolio) or futures on such securities other than futures on individual corporate debt and individual equity securities. In selling put options, there is a risk that the Series may be required to buy the underlying security at a disadvantageous price above the market price.

   General Characteristics of Futures. The Series may purchase and sell financial futures contracts or purchase put and call options on such futures as a hedge against anticipated interest rate changes, for duration management and for risk management purposes. Futures are generally bought and sold on the commodities exchanges where they are listed with payment of initial and variation margin as described below. The sale of a futures contract creates a firm obligation by the Series, as seller, to deliver the specific type of financial instrument called for in the contract at a specific future time for a specified price (or, with respect to index futures and Eurodollar instruments, the net cash amount). Options on futures contracts are similar to options on securities, except that an option on a futures contract gives the purchaser the right in return for the premium paid to assume a position in a futures contract.

   The Series' use of financial futures and options thereon will in all cases be consistent with applicable regulatory requirements and in particular the rules and regulations of the Commodity Futures Trading Commission and will be entered into only for bona fide hedging, risk management (including duration management) or other portfolio management purposes. Typically, maintaining a futures contract or selling an option thereon requires the Series to deposit with a financial intermediary as security for its obligations an amount of cash or other specified assets (initial margin), which initially is typically 1% to 5% of the face amount of the contract (but may be higher in some circumstances). Additional cash or assets (variation margin) may be required to be deposited thereafter on a daily basis as the mark to market value of the contract fluctuates. The purchase of options on financial futures involves payment of a premium for the option without any further obligation on the part of the Series. If the Series exercises an option on a futures contract it will be obligated to post initial margin (and potential subsequent variation margin) for the resulting futures position just as it would for any position. Futures contracts and options thereon are generally settled by entering into an offsetting transaction, but there can be no assurance that the position will be offset prior to settlement and that delivery will not occur.

   Options on Securities Indices and Other Financial Indices. The Series also may purchase and sell call and put options on securities indices and other financial indices and, in so doing, can achieve many of the same objectives it would achieve through the sale or purchase of options on individual securities or other instruments. Options on securities indices and other financial indices are similar to options on a security or other instrument except that, rather than settling by physical delivery of the underlying instrument, they settle by cash settlement, i.e., an option on an index gives the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the index upon which the option is based exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option (except if, in the case of an OTC option, physical delivery is specified). This amount of cash is equal to the excess of the closing price of the index over the exercise price of the option, which also may be multiplied by a formula value. The seller of the option is obligated, in return for the premium received, to make delivery of this amount. The gain or loss on an option on an index depends on price movements in the instruments making up the market, market segment, industry or other composite on which the underlying index is based, rather than the price movements in individual securities, as is the case with respect to options on securities.

   Combined Transactions. The Series may enter into multiple transactions, including multiple options transactions, multiple futures transactions, multiple currency transactions (including forward currency contracts) and any combination of futures, options and currency transactions ("component" transactions), instead of a single Strategic Transaction, as part of a single or combined strategy when, in the opinion of the Adviser, it is in the best interests of the Series to do so. A combined transaction will usually contain elements of risk that are present in each of its component transactions. Although combined transactions are normally entered into based on the Adviser's judgment that the combined strategies will reduce risk or otherwise more effectively achieve the desired portfolio management goal, it is possible that the combination will instead increase such risks or hinder achievement of the portfolio management objective.

   Swaps, Caps, Floors and Collars. Among the Strategic Transactions into which the Series may enter are interest rate and index swaps and the purchase or sale of related caps, floors and collars. The Series expects to enter into these transactions primarily to preserve a return or spread on a particular investment or portion of its portfolio, as a duration management technique or to protect against any increase in the price of securities the Series anticipates purchasing at a later date. The Series intends to use these transactions as hedges and not as speculative investments and will not sell interest rate caps or floors where it does not own securities or other instruments providing the income stream the Series may be obligated to pay. Interest rate swaps involve the exchange by the Series with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. An index swap is an agreement to swap cash flows on a notional amount based on changes in the values of the reference indices. The purchase of a cap entitles the purchaser to receive payments on a notional principal amount from the party selling such cap to the extent that a specified index exceeds a predetermined interest rate or amount. The purchase of a floor entitles the purchaser to receive payments on a notional principal amount from the party selling such floor to the extent that a specified index falls below a predetermined interest rate or amount. A collar is a combination of a cap and a floor that preserves a certain return within a predetermined range of interest rates or values.

   The Series may enter into swaps, caps, floors or collars on either an asset-based or liability-based basis, depending on whether it is hedging its assets or its liabilities, and will usually enter into swaps on a net basis, i.e., the two payment streams are netted out in a cash settlement on the payment date or dates specified in the instrument, with the Series receiving or paying, as the case may be, only the net amount of the two payments. Inasmuch as these swaps, caps, floors and collars are entered into for good faith hedging purposes, the Adviser and the Series believe such obligations do not constitute senior securities under the 1940 Act and, accordingly, will not treat them as being subject to its borrowing restrictions. The Series will not enter into any swap, cap, floor or collar transaction unless, at the time of entering into such transaction, the unsecured long-term debt of the Counterparty, combined with any credit enhancements, is rated at least A by S&P or Moody's or Duff 1 by D&P or has an equivalent rating from an NRSRO or is determined to be of equivalent credit quality by the Adviser. If there is a default by the Counterparty, the Series will have contractual remedies pursuant to the agreements related to the transaction. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid. Caps, floors and collars are more recent innovations for which standardized documentation has not yet been fully developed and, accordingly, they are less liquid than swaps.

   Risks of Strategic Transactions outside the United States. When conducted outside the United States, Strategic Transactions may not be regulated as rigorously as in the United States, may not involve a clearing mechanism and related guarantees, and are subject to the risk of governmental actions affecting trading in, or the prices of, foreign securities, currencies and other instruments. The value of such positions also could be adversely affected by: (i) other complex foreign political, legal and economic factors;
(ii) lesser availability than in the United States of data on which to make trading decisions; (iii) delays in the Series' ability to act upon economic events occurring in foreign markets during non-business hours in the United States; (iv) the imposition of different exercise and settlement terms and procedures and margin requirements than in the United States; and (v) lower trading volume and liquidity.

   Use of Segregated and Other Special Accounts. Many Strategic Transactions, in addition to other requirements, require that the Series segregate liquid high grade assets with its custodian to the extent Series obligations are not otherwise "covered" through ownership of the underlying security or financial instrument. In general, either the full amount of any obligation by the Series to pay or deliver securities or assets must be covered at all times by the securities or instruments required to be delivered, or an amount of cash or liquid high grade securities at least equal to the current amount of the obligation must be segregated with the custodian. The segregated assets cannot be sold or transferred unless equivalent assets are substituted in their place or it is no longer necessary to segregate them. With respect to swaps, the Series will accrue the net amount of the excess, if any, of its obligations over its entitlement with respect to each swap on a daily basis and will segregate an amount of cash or liquid high grade securities having a value equal to the accrued excess. Caps, floors and collars require segregation of assets with a value equal to the Series' net obligation, if any.

   Strategic Transactions may be covered by other means when consistent with applicable regulatory policies. The Series may also enter into offsetting transactions so that its combined position, coupled with any segregated assets, equals its net outstanding obligation in related options and Strategic Transactions. If the offsetting transaction terminates at the time of or after the primary transaction no segregation is required, but if it terminates prior to such time, assets equal to any remaining obligation would need to be segregated.

   The Series' activities involving Strategic Transactions may be limited by the requirements of Subchapter M of the Internal Revenue Code (the "Code") for qualification as a regulated investment company. See "Dividends, Distributions and Taxes" in this Statement of Additional Information.

                           INVESTMENT RESTRICTIONS

   The Fund's fundamental policies as they affect any Series cannot be changed without the approval vote of a majority of the outstanding shares of such Series, which is the lesser of (i) 67% or more of the voting securities of such Series present at a meeting if the holders of more than 50% of the outstanding voting securities of such Series are present or represented by proxy or (ii) more than 50% of the outstanding voting securities of such Series. A proposed change in fundamental policy or investment objective will be deemed to have been effectively acted upon with respect to any Series if a majority of the outstanding voting securities of that Series votes for the approval of the proposal as provided above, notwithstanding (1) that such matter has not been approved by a majority of the outstanding securities of any other Series affected by such matter and (2) that such matter has not been approved by a majority of the outstanding voting securities of the Fund.

   The following investment restrictions are fundamental policies of the Fund with respect to all Series and may not be changed except as described above. The Fund may not:

   1. Purchase for any Series securities of any issuer, other than obligations issued or guaranteed as to principal and interest by the United States Government or its agencies or instrumentalities, if immediately thereafter (i) more than 5% of such Series' total assets (taken at market value) would be invested in the securities of such issuer or (ii) more than 10% of the outstanding securities of any class of such issuer would be held by such Series or by all Series of the Fund in the aggregate.

   2. Act as securities underwriter except as it technically may be deemed to be an underwriter under the Securities Act of 1933 in selling a portfolio security.

   3. Purchase securities on margin, but it may obtain short-term credit as may be necessary for the clearance of purchases and sales of securities.

   4. Make short sales of securities or maintain a short position.

   5. Make cash loans, except that the Fund may (i) purchase bonds, notes, debentures or similar obligations which are customarily purchased by institutional investors whether publicly distributed or not, and (ii) enter into repurchase agreements, provided that no more than 10% of any Series' net assets (taken at market value) may be subject to repurchase agreements maturing in more than seven days.

   6. Make securities loans, except that the Fund may make loans of the portfolio securities of any Series, provided that the market value of the securities subject to any such loans does not exceed 25% of the value of the total assets (taken at market value) of such Series.

   7. Make investments in real estate or commodities or commodity contracts, although (i) the Fund may purchase securities of issuers which deal in real estate or commodities and may purchase securities which are secured by interests in real estate, specifically, securities issued by real estate investment trusts and (ii) any Series may engage in transactions in financial futures contracts and related options, provided that the sum of the initial margin deposits on such Series' existing futures positions and the premiums paid for related options would not exceed in the aggregate 2% of such Series' total assets.

   8. Invest in oil, gas or other mineral exploration or development programs, although the Fund may purchase securities of issuers which engage in whole or in part in such activities.

   9. Invest in puts, calls, straddles and any combination thereof, except that any Series (excluding the Money Market Series and the U.S. Government Securities Series) may (i) write (sell) exchange-traded covered call options on portfolio securities and on securities indices and engage in related closing purchase transactions and (ii) invest up to 2% of its total assets in exchange-traded call and put options on securities and securities indices.

   10. Purchase securities of companies for the purpose of exercising management or control.

   11. Participate in a joint or joint and several trading account in securities.

   12. Purchase or retain securities of any issuer if any officer or Trustee of the Fund, or officer or director of its investment adviser, owns beneficially more than 1/2 of 1% of the outstanding securities or shares, or both, of such issuer and all such persons owning more than 1/2 of 1% of such securities or shares together own beneficially more than 5% of such securities or shares.

   13. Borrow money, except that the Fund may (i) borrow money for any Series for temporary administrative purposes provided that any such borrowing does not exceed 10% of the value of the total assets (taken at market value) of such Series and (ii) borrow money for any Series for investment purposes, provided that any such borrowing for investment purposes with respect to any such Series is (a) authorized by the Trustees prior to any public distribution of the shares of such Series or is authorized by the shareholders of such Series thereafter, (b) is limited to 33-1/3% of the value of the total assets (taken at market value) of such Series, and (c) is subject to an agreement by the lender that any recourse is limited to the assets of that Series with respect to which the borrowing has been made. No Series may invest in portfolio securities while the amount of borrowing of the Series exceeds 5% of the total assets of such Series. Borrowing for investment purposes has not been authorized for any Series whose shares are offered by the Fund.

   14. Pledge, mortgage or hypothecate the assets of any Series to an extent greater than 10% of the total assets (taken at market value) of such Series to secure borrowings made pursuant to the provisions of item 13 above.

   15. Issue senior securities, as defined in the 1940 Act, provided, however, that such Series may secure borrowings made pursuant to the provisions of item 13 above; and provided, further, that such Series' obligations under interest-rate swaps, reverse repurchase agreements, when issued, delayed-delivery and forward-commitment transactions and similar transactions are not treated as senior securities if covering assets are appropriately segregated; such Series may not pledge its assets other than to secure such issuances of senior securities or such borrowings or in connection with hedging transactions, short sales, when-issued and forward-commitment transactions and similar investment strategies; for purposes of this restriction, the term "total assets" includes the proceeds of senior securities issued but is reduced by any liabilities and indebtedness not constituting senior securities or excluded from treatment as senior securities by this restriction.

   The Fund may purchase illiquid securities, including repurchase agreements providing for settlement more than seven days after notice and restricted securities (securities that must be registered with the Securities and Exchange Commission before they can be sold to the public) deemed to be illiquid, but such securities will not constitute more than 15% of each Series' net assets. The Board of Trustees, or the Adviser acting at its direction, values these securities, taking into consideration quotations available from broker-dealers and pricing services and other information deemed relevant.

   If a percentage restriction is adhered to at the time of investment, a later increase or decrease in percentage beyond the specified limit resulting from a change in values of portfolio securities or amount of net assets shall not be considered a violation of the restrictions.

                           PERFORMANCE INFORMATION

   Each Series may, from time to time, include performance information in advertisements or reports to shareholders or prospective investors. Performance information in advertisements and sales literature may be expressed as yield on a class of shares of a Series and as total return for a class of shares such Series.

   Quotations of yield for a class of shares of a Series will be based on all investment income per share earned during a particular 30-day period (including dividends and interest), less expenses accrued during the period ("net investment income"), and is computed by dividing net investment income by the value of a share on the last day of the period according to the following formula:

                                     a - b
                                     -----
                          Yield = 2[(c x d +1)(6)-1]

   Where a = dividends and interest earned during the period by such Series, b = expenses accrued for the period (net of any reimbursements), c = the average daily number of shares outstanding during the period that were entitled to receive dividends, and d = the maximum offering price per share on the last day of the period.

   Standardized quotations of average annual total return for a class of shares of a Series will be expressed in terms of the average annual compounded rate of return for a hypothetical investment over periods of 1, 5 and 10 years (or up to the life of the class of shares), calculated for each class separately pursuant to the following formula: P(1+T)(n) = ERV (where P = a hypothetical initial payment of $1,000, T = the average annual total return, n = the number of years, and ERV = the ending redeemable value of a hypothetical $1,000 payment made at the beginning of the period). All total return figures reflect the deduction of a proportional share of such class's expenses (on an annual basis), deduction of the maximum initial sales load in the case of Class A Shares and the maximum contingent deferred sales charge applicable to a complete redemption of the investment in the case of Class B Shares, and assume that all dividends and distributions on such class are reinvested when paid.

   A Series also may quote annual, average annual and annualized total return and aggregate total return performance data, for each class of shares of such Series, both as a percentage and as a dollar amount based on a hypothetical $10,000 investment for various periods other than those noted below. Such data will be computed as described above, except that (1) the rates of return calculated will not be average annual rates, but rather, actual annual, annualized or aggregate rates of return and (2) the maximum applicable sales charge will not be included with respect to annual, annualized or aggregate rate of return calculations.

                     PORTFOLIO TRANSACTIONS AND BROKERAGE

   The Adviser places orders for the purchase and sale of securities, supervises their execution and negotiates brokerage commissions on behalf of the Fund. It is the practice of the Adviser to seek the best prices and best execution of orders and to negotiate brokerage commissions which in the Adviser's opinion are reasonable in relation to the value of the brokerage services provided by the executing broker. Brokers who have executed orders for the Fund are asked to quote a fair commission for their services. If the execution is satisfactory and if the requested rate approximates rates currently being quoted by the other brokers selected by the Adviser, the rate is deemed by the Adviser to be reasonable. Brokers may ask for higher rates of commission if all or a portion of the securities involved in the transaction are positioned by the broker, if the broker believes it has brought the Fund an unusually favorable trading opportunity, or if the broker regards its research services as being of exceptional value, and payment of such commissions is authorized by the Adviser after the transaction has been consummated. If the Adviser more than occasionally differs with the broker's appraisal of opportunity or value, the broker would not be selected to execute trades in the future. The Adviser believes that the Fund benefits with a securities industry comprised of many diverse firms and that the long-term interest of shareholders of the Fund is best served by its brokerage policies which include paying a fair commission rather than seeking to exploit its leverage to force the lowest possible commission rate. The primary factors considered in determining the firms to which brokerage orders are given are the Adviser's appraisal of the firm's ability to execute the order in the desired manner, the value of research services provided by the firm, and the firm's attitude toward and interest in mutual funds in general including the sale of mutual funds managed and sponsored by the Adviser. The Adviser does not offer or promise to any broker an amount or percentage of brokerage commissions as an inducement or reward for the sale of shares of the Fund. Over-the-counter purchases and sales are transacted directly with principal market-makers except in those circumstances where in the opinion of the Adviser better prices and execution are available elsewhere.

   In general terms, the nature of research services provided by brokers encompasses statistical and background information, and forecasts and interpretations with respect to U.S. and foreign economies, U.S. and foreign money markets, fixed income markets and equity markets, specific industry groups, and individual issues. Research services will vary from firm to firm, with broadest coverage generally from the large full-line firms. Smaller firms in general tend to provide information and interpretations on a smaller scale, frequently with a regional emphasis. ln addition, several firms monitor federal, state, local and foreign political developments; many of the brokers also provide access to outside consultants. The outside research assistance is particularly useful to the Adviser's staff since the brokers as a group tend to monitor a broader universe of securities and other matters than the Adviser's staff can follow. In addition, it provides the Adviser with a diverse perspective on financial markets. Research and investment information is provided by these and other brokers at no cost to the Adviser and is available for the benefit of other accounts advised by the Adviser and its affiliates and not all of this information will be used in connection with the Fund. While this information may be useful in varying degrees and may tend to reduce the Adviser's expenses, it is not possible to estimate its value and in the opinion of the Adviser it does not reduce the Adviser's expenses in a determinable amount. The extent to which the Adviser makes use of statistical, research and other services furnished by brokers is considered by the Adviser in the allocation of brokerage business but there is no formula by which such business is allocated. The Adviser does so in accordance with its judgment of the best interest of the Fund and its shareholders.

   Purchases and sales of fixed-income securities will usually be principal transactions. Such securities often will be purchased or sold from or to dealers serving as market makers for the securities at a net price. The Fund will also purchase such securities in underwritten offerings and will, on occasion, purchase securities directly from the issuer. Generally, fixed-income securities are traded on a net basis and do not involve brokerage commissions. The cost of executing fixed-income securities transactions consists primarily of dealer spreads and underwriting commissions.

   In purchasing and selling fixed-income securities, it is the policy of the Fund to obtain the best results taking into account the dealer's general execution and operational facilities, the type of transaction involved and other factors, such as the dealer's risk in positioning the securities involved. While the Adviser generally seeks reasonably competitive spreads or commissions, the Fund will not necessarily pay the lowest spread or commission available.

   The Fund may, in circumstances in which two or more dealers are in a position to offer comparable results, give preference to a dealer which has provided statistical or other research services to the Fund. By allocating transactions in this manner, the Adviser is able to supplement its research and analysis with the views and information of other securities firms.

                           SERVICES OF THE ADVISER

   Duff & Phelps Investment Management Co. is the Fund's investment adviser (the "Adviser"). The Adviser is a wholly-owned subsidiary of Phoenix Duff & Phelps Corporation, a company that provides various financial advisory services to institutional investors, corporations and individuals through its operating subsidiaries. Phoenix Duff & Phelps Corporation is a majority-owned indirect subsidiary of Phoenix Home Life Mutual Insurance Company ("Phoenix Home Life"). The Adviser has its principal offices at 55 East Monroe Street, Chicago, Illinois 60603. As of [December 31, 1995] the Adviser had approximately [$22.5] billion in assets under management on an advisory basis.

   The Investment Advisory Agreement was approved by the Trustees of the Fund
on                 , 1996, and by the shareholders of the Fund on
                , 1996. The Investment Advisory Agreement will continue in effect from year to year if specifically approved annually (a) by the Trustees of the Fund, including a majority of the disinterested Trustees, or
(b) by a majority of the outstanding voting securities of the Fund as defined in the 1940 Act. The Investment Advisory Agreement may be terminated without penalty at any time by a similar vote upon 60 days' notice or by the adviser upon 60 days' written notice and will automatically terminate in the event of its assignment as defined in Section 2(a)(4) of the 1940 Act.

   The Adviser continuously furnishes an investment program for each Series and manages the investment and reinvestment of the assets of each Series subject at all times to the supervision of the Trustees. The Adviser, at its expense, furnishes to the Fund adequate office space and facilities and certain administrative services, including the services of any member of its staff who serves as an officer of the Fund.

   As compensation for its services to the Utility Income Series, the Adviser is entitled to a fee, payable monthly, at an annual rate of 0.% of the Series' average daily net assets up to $1 billion; 0.% of the Series' average daily net assets between $1 billion and $2 billion; and 0.% of the Series' average daily net assets in excess of $2 billion. The Investment Advisory Agreement with the Fund provides that the Adviser will reimburse the Fund for the amount, if any, by which the total operating expenses of any Series (including the Adviser's compensation, but excluding interest, taxes, brokerage fees and commissions and extraordinary expenses) for any fiscal year exceed the level of expenses which such Series is permitted to bear under the most restrictive expense limitation (which has not been waived) imposed on mutual funds by any state in which shares of the Series are then qualified for sale.

                               NET ASSET VALUE

   The net asset value per share of each class of shares of each Series will be determined at the close of the general trading session of the New York Stock Exchange (the "Exchange") on each business day the Exchange is open. The net asset value per share of each class of shares of each Series is computed by dividing the value of such Series' securities, plus any cash and other assets (including dividends and interest accrued but not collected) less all liabilities (including accrued expenses) attributable to such class, by the number of shares of the class outstanding. See the Fund's current Prospectus for more information.

                              HOW TO BUY SHARES

   Shares may be purchased from the Distributor or from investment dealers having sales agreements with the Distributor at the public offering price (the net asset value next computed following receipt by State Street Bank and Trust Company of a purchase application in proper form, plus the applicable sales charge). The minimum initial purchase is $500 ($25 if using the bank draft investing program designated "Investo-Matic") and the minimum subsequent investment is $25. In the case of employee payroll deductions plans, organized group plans and other benefit programs or arrangements offered by certain dealers, the minimum initial investment may be fixed from time to time at such lesser amounts as the Adviser in its sole discretion may determine, and may in certain cases be waived from time to time by the Adviser, in its sole discretion. See the Fund's current Prospectus.

                      ALTERNATIVE PURCHASE ARRANGEMENTS

   Shares of the Fund may be purchased from investment dealers at a price equal to their net asset value per share, plus a sales charge which, at the election of the purchaser, may be imposed either (i) at the time of the purchase (the "initial sales charge alternative"), or (ii) on a contingent deferred basis (the "deferred sales charge alternative").

       Class A Shares

       An investor who elects the initial sales charge alternative acquires Class A Shares. Class A Shares incur a sales charge when they are purchased and enjoy the benefit of not being subject to any sales charge when they are redeemed. Class A Shares are subject to an ongoing distribution fee at an annual rate of up to 0.25% of the aggregate average daily net assets attributable to the Class A Shares of such Series. Certain purchases of Class A Shares qualify for reduced initial sales charges. See the Fund's current Prospectus.

       Class B Shares

       An investor who elects the deferred sales charge alternative acquires Class B Shares. Class B Shares do not incur a sales charge when they are purchased, but they are subject to a sales charge if they are redeemed within five years of purchase. The deferred sales charge may be waived in connection with certain qualifying redemptions. See the Fund's current Prospectus.

       Class B Shares are subject to an ongoing distribution fee at an annual rate of up to 1.00% of the aggregate average daily net assets attributable to the Class B Shares of such Series. Class B Shares enjoy the benefit of permitting all of the investor's dollars to work from the time the investment is made. The higher ongoing distribution fee paid by Class B Shares will cause such shares to have a higher expense ratio and to pay lower dividends, to the extent any dividends are paid, than those related to Class A Shares. Class B Shares will automatically convert to Class A Shares eight years after the end of the calendar month in which the shareholder's order to purchase was accepted, in the circumstances and subject to the qualifications described in the Fund's Prospectus. The purpose of the conversion feature is to relieve the holders of the Class B Shares that have been outstanding for a period of time sufficient for the Distributor to have been compensated for distribution expenses related to the Class B Shares from most of the burden of such distribution-related expenses. See "Conversion Feature" below.

   The alternative purchase arrangement permits an investor to choose the method of purchasing shares that is more beneficial given the amount of the purchase, the length of time the investor expects to hold the shares, whether the investor wishes to receive distributions in cash or to reinvest them in additional shares of the Fund, and other circumstances. Investors should consider whether, during the anticipated life of their investment in the Fund, the accumulated continuing distribution fee and contingent deferred sales charges on Class B Shares prior to conversion would be less than the initial sales charge and accumulated distribution fee on Class A Shares purchased at the same time, and to what extent such differential would be offset by the lower expenses attributable to Class A Shares.

   Class A Shares are subject to a lower distribution fee and, accordingly, pay correspondingly higher dividends, to the extent any dividends are paid. However, because initial sales charges are deducted at the time of purchase, such investors would not have all their funds invested initially and, therefore, would initially own fewer shares. Investors not qualifying for reduced initial sales charges who expect to maintain their investment for an extended period of time might consider purchasing Class A Shares because the accumulated continuing distribution charges on Class B Shares may exceed the initial sales charge on Class A Shares during the life of the investment. Again, however, such investors must weigh this consideration against the fact that, because of such initial sales charges, not all their funds will be invested initially. However, other investors might determine that it would be more advantageous to purchase Class B Shares to have all their funds invested initially, although remaining subject to higher continuing distribution charges and, for a five-year period, being subject to a contingent deferred sales charge.

   The distribution expenses incurred by the Distributor in connection with the sale of the shares will be paid, in the case of Class A Shares, from the proceeds of the initial sales charge and the ongoing distribution fee and, in the case of Class B Shares, from the proceeds of the ongoing distribution fee and the contingent deferred sales charge incurred upon redemption within five years of purchase. Sales personnel of broker-dealers distributing the Fund's shares may receive differing compensation for selling Class A Shares or Class B Shares. Investors should understand that the purpose and function of the contingent deferred sales charge and higher ongoing distribution fees with respect to the Class B Shares are the same as those of the initial sales charge and ongoing distribution fees with respect to the Class A Shares.

   Dividends paid by a Series, if any, with respect to Class A Shares and Class B Shares will be calculated in the same manner at the same time on the same day, except that the higher distribution fee and any incremental transfer agency costs relating to Class B Shares will be borne exclusively by that class. See "Dividends, Distributions and Taxes".

   The Trustees of the Fund have determined that currently no conflict of interest exists between the Class A Shares and Class B Shares. On an ongoing basis, the Trustees of the Fund, pursuant to their fiduciary duties under the 1940 Act and state laws, will seek to ensure that no such conflict arises.

Conversion Feature

  Class B Shares include all shares purchased pursuant to the deferred sales charge alternative which have been outstanding for less than the period ending eight years after the end of the month in which the shares were issued. At the end of this period, Class B Shares will automatically convert to Class A Shares and will no longer be subject to the higher distribution fee. Such conversion will be on the basis of the relative net asset value of the two classes without the imposition of any sales load, fee or other charge. The purpose of the conversion feature is to relieve the holders of Class B Shares that have been outstanding for a period of time sufficient for the Distributor to have been compensated for distribution expenses related to the Class B Shares from most of the burden of such distribution-related expenses.

   For purposes of conversion, Class B Shares purchased through the reinvestment of dividends and distributions paid in respect of Class B Shares in a shareholder's account will be considered to be held in a separate sub-account. Each time any Class B Shares in the shareholder's account (other than those in the sub-account) convert to Class A Shares, an equal pro rata portion of the Class B Shares in the sub-account will also convert to Class A Shares.

   The conversion of Class B Shares to Class A Shares is subject to the continuing availability of an opinion of counsel or a ruling of the Internal Revenue Service (the "IRS") to the effect that (i) the assessment of the higher distribution fee and transfer agency costs with respect to Class B Shares does not result in dividends or distributions constituting "preferential dividends" under the Internal Revenue Code of 1986, as amended (the "Code"), and (ii) that the conversion of shares does not constitute a taxable event under Federal income tax law. The Fund has not sought opinions of counsel as to these matters or from the IRS. While rulings as to preferential dividends have been issued previously by the IRS, complete assurance cannot of course be given that the Fund eventually will request or receive such ruling. While an adverse determination by the IRS currently is not expected, the Fund may be required to reassess (and reverse the right to do so) its dual share structure were the IRS not to rule favorably since that could impact on the Fund's ability to qualify as a regulated investment company. In addition, were the IRS not to rule favorably, the Fund might make additional distributions if doing so would assist in complying with the Fund's general practice of distributing sufficient income to reduce or eliminate U.S. Federal taxes. The conversion of Class B Shares to Class A Shares may be suspended if such an opinion or ruling is no longer available. In that event, no further conversions of Class B Shares would occur, and shares might continue to be subject to the higher distribution fee for an indefinite period which may extend beyond the period ending eight years after the end of the month in which the shares were issued.

                             EXCHANGE PRIVILEGES

   Subject to limitations, shareholders may exchange Class A Shares or Class B Shares held in book-entry form for shares of the same class of other Phoenix [D&P] Funds (as defined in the Fund's current Prospectus), provided the following conditions are met: (1) the shares that will be acquired in the exchange (the "Acquired Shares") are available for sale in the shareholder's state of residence; (2) the Acquired Shares are the same class as the shares to be surrendered (the "Exchanged Shares"); (3) the Acquired Shares will be registered to the same shareholder account as the Exchanged Shares; (4) the account value of the Fund whose shares are to be acquired must equal or exceed the minimum initial investment amount required by that Fund after the exchange is implemented; and (5) if a shareholder has elected not to utilize the Telephone Exchange Privilege (see below), a properly executed exchange request must be received by Equity Planning.

   Subject to the above requirements for an exchange, a shareholder or his/her registered representative may, by telephone or written notice, elect to have Class A Shares or Class B Shares of the Fund exchanged for the same class of shares of another Phoenix [D&P] Fund automatically on a monthly, quarterly, semiannual or annual basis or may cancel the privilege ("Systematic Exchange").

   Shareholders who maintain an account balance in the Fund of at least $5,000 or $2,000 for tax qualified retirement benefit plans (calculated on the basis of the net asset value of the shares held in a single account) may direct that shares of the Fund be automatically exchanged at predetermined intervals for shares of the same class of another Phoenix Fund. If the shareholder is participating in the Self Security Program offered by Phoenix Home Life, it is not necessary to maintain the above account balances in order to use the Systematic Exchange Privilege.

   Such exchanges will be executed upon the close of business on the 10th of a month and if the 10th falls on a holiday or weekend, then at the close of business on the next succeeding business day. The minimum initial and subsequent amount that may be exchanged under the Systematic Exchange Privilege is $25. Systematic Exchange Privilege forms are available from Equity Planning.

   Exchanges will be based upon each Fund's net asset value per share next computed following receipt of a properly executed exchange request, without sales charge. On Class B Share exchanges, the contingent deferred sales charge schedule of the original shares purchased continues to apply.

   The exchange of shares from one fund to another is treated as sale of the Exchanged Shares and a purchase of the Acquired Shares for Federal income tax purposes. The shareholder may, therefore, realize a taxable gain or loss. See "Dividends, Distributions and Taxes" of the Prospectus for information concerning the Federal income tax treatment of a disposition of shares. It is the policy of the Adviser to discourage and prevent frequent trading by shareholders among the Fund and other Phoenix Funds in response to market fluctuations. The Fund reserves the right to terminate or modify its exchange privileges at any time upon giving prominent notice to shareholders at least 60 days in advance.

   Each Phoenix Fund has different investment objectives and policies. Shareholders should, therefore, obtain and review the prospectus of the fund into which the exchange is to be made before any exchange requests are made.

                             REDEMPTION OF SHARES

   Under the 1940 Act, payment for shares redeemed must ordinarily be made within seven days after tender. The right to redeem shares may be suspended and payment therefor postponed during periods when the Exchange is closed, other than a customary weekend and holiday closing, or, if permitted by rules of the Securities and Exchange Commission, during periods when trading on the Exchange is restricted or during any emergency which makes it impracticable for the Fund to dispose of its securities or to determine fairly the value of its net assets or during any other period permitted by order of the Securities and Exchange Commission for the protection of investors. Furthermore, the Transfer Agent will not mail redemption proceeds until checks received for shares purchased have cleared, which may take up to 15 days, but payment will be forwarded immediately upon demand.

   Redemptions by holders of Class B Shares will be subject to the applicable deferred sales charge, if any.

   Each shareholder account in the Fund which has been in existence for at least one year and has a value of less than $200 may be redeemed upon the giving of not less than 60 days' written notice to the shareholder mailed to the address of record. During the 60-day period the shareholder has the right to add to the account to bring its value to $200 or more. See the Fund's current Prospectus for more information.

Telephone Redemption

  Shareholders who do not have certificated shares may redeem up to $50,000 worth of their shares by telephone. See the Fund's current Prospectus for additional information.

Reinvestment Privilege

  Shareholders who may have overlooked features of their investment at the time they redeemed have a privilege of reinstatement of their investment at net asset value. See the Fund's Prospectus for more information and conditions attached to the privilege.

                      DIVIDENDS, DISTRIBUTIONS AND TAXES

   The Fund intends to remain qualified as a regulated investment company under certain provisions of the Code. Under such provisions, the Fund will not be subject to Federal income tax on such part of its ordinary income and net realized capital gains which it distributes to shareholders provided it meets certain distribution requirements. To qualify for treatment as a regulated investment company, the Fund generally must, among other things,
(a) derive in each taxable year at least 90% of its gross income from dividends, interest payments with respect to security loans and gains from the sale or disposition of stock or securities and certain other items, (b) derive less than 30% of its gross income each taxable year as gains (without deduction for losses) from the sale or other disposition of securities held for less than three months and (c) diversify its holdings so that, at the end of each quarter of the taxable year (i) at least 50% of the market value of the Fund's assets are represented by cash, U.S. Government securities, securities of other regulated investment companies and other securities, with such other securities of any one issuer limited for purposes of this calculation to an amount not greater than 5% of the Fund's total assets and 10% of the outstanding voting securities of any one issuer and (ii) not more than 25% of the value of its total assets is invested in the securities of any one issuer (other than U.S. Government securities or the securities of other regulated investment companies). If, in any taxable year, the Fund does not qualify as a regulated investment company all of its taxable income will be taxed to the Fund at corporate rates.

   It is the Fund's policy to distribute to its shareholders at least 98% of net investment taxable income due to the Code imposing a 4% nondeductible excise tax on a regulated investment company, such as the Fund, if it does not distribute to its shareholders during the calendar year an amount equal to 98% of its net ordinary income, with certain adjustments, plus 98% of the Fund's net capital gains for the 12-month period ending on October 31 of such calendar year. In addition, an amount equal to any undistributed investment company taxable income or capital gain net income from the previous reporting year must also be distributed to avoid the excise tax. The excise tax is imposed on the amount by which the regulated investment company does not meet the foregoing distribution requirements. If the Fund has taxable income that would be subject to the excise tax, the Fund intends to distribute such income so as to avoid payment of the excise tax.

   Under another provision of the Code, any dividend declared by the Fund to shareholders of record in October, November or December of any year will be deemed to have been received by, and will be taxable to shareholders as of December 31, provided that the dividend is actually paid by the Fund in January of the following year.

   Under certain circumstances, the sales charge incurred in acquiring shares of the Fund may not be taken into account in determining the gain or loss on the disposition of those shares. This rule applies where shares of the Fund are disposed of within 90 days after the date on which they were acquired and new shares of a regulated investment company are acquired without a sales charge or at a reduced sales charge. In that case, the gain or loss realized on the disposition will be determined by excluding from the charge incurred in acquiring those shares. This exclusion applies to the extent that the otherwise applicable sales charge with respect to the newly acquired shares is reduced as a result of the shareholder having incurred a sales charge initially. The portion of the sales charge affected by this rule will be treated as a sales charge paid for the new shares.

   Distributions by the Fund reduce the net asset value of the Fund's shares. Should a distribution reduce the net asset value of a share below a shareholder's cost for the share, such a distribution nevertheless generally would be taxable to the shareholder as ordinary income or long-term capital gain, even though, from an investment standpoint, it may constitute a partial return of capital. In particular, investors should be careful to consider the tax implications of buying shares just prior to a distribution by the Fund. The price of shares purchased at that time may include the amount of the forthcoming distribution, but the distribution generally would be taxable to them.

   Some shareholders may be subject to withholding of Federal income tax on dividends and redemption payments from the Fund backup withholding at the rate of 31%. Corporate shareholders and certain other shareholders specified in the Code generally are exempt from such backup withholding. Generally, shareholders subject to backup withholding will be (i) those for whom a certified taxpayer identification number is not on file with the Fund, (ii) those about whom notification has been received (either by the shareholder or the Fund) from the IRS that they are subject to backup withholding or (iii) those who, to the Fund's knowledge, have furnished an incorrect taxpayer identification number. Generally, to avoid backup withholding, an investor must, at the time an account is opened, certify under penalties of perjury that the taxpayer identification number furnished is correct and that he or she is not subject to backup withholding.

   The Fund may invest in certain debt securities that are originally issued or acquired at a discount. Special rules apply under the Code to the recognition of income with respect to such debt securities. Under the special rules, the Fund may recognize income for tax purposes without a corresponding current receipt of cash. In addition, gain on a disposition of a debt security subject to the special rules may be treated wholly or partially as ordinary income, not capital gain.

   The Fund intends to accrue dividend income for Federal income tax purposes in accordance with the rules applicable to regulated investment companies. In some cases, these rules may have the effect of accelerating (in comparison to other recipients of the dividend) the time at which the dividend is taken into account by the Fund as taxable income.

   Transactions in options on stock indexes are subject to the Code rules of section 1256. Pursuant to these rules, such options, whether sold by the Fund during a taxable year or held by the Fund at the close of its taxable year, will be treated as if sold for their market value. Generally, 60% of any net gain or loss recognized on the deemed sale, as well as 60% of the gain or loss with respect to any actual termination (including expiration), will be treated as long-term capital gain or loss and the remaining 40% will be treated as short-term capital gain or loss.

   In order to qualify under Part I of Subchapter M, the Fund may be restricted from certain activities, including (i) writing of options on securities which have been held less than three months, (ii) writing of options which expire in less than three months, and (iii) effecting closing purchase transactions with respect to options which have been written less than three months prior to such transactions.

   The Fund may be subject to tax on dividend or interest income received from securities of non-U.S issuers withheld by a foreign country at the source. The United States has entered into tax treaties with many foreign countries which entitle the Fund to a reduced rate of tax or exemption from tax on income. It is impossible to determine the effective rate of foreign tax in advance since the amount of the Fund's assets to be invested within various countries is not known. The Fund intends to operate so as to qualify for treaty tax benefits where applicable. To the extent that the Fund is liable for foreign income taxes withheld at the source, the Fund may operate so as to meet the requirements of the Code to "pass through" to the Fund's shareholders tax benefits attributable to foreign income taxes paid by the Fund. If more than 50% of the value of the Fund's total assets at the close of its taxable year is comprised of securities issued by foreign corporations, the Fund may elect with the IRS to "pass through" to the Fund's shareholders the amount of foreign income taxes paid by the Fund. Pursuant to this election, shareholders will be required to (i) include in gross income, even though not actually received, their respective pro rata share of foreign taxes paid by the Fund; (ii) treat their pro rata share of foreign taxes as paid by them; (iii) either deduct their pro rata share of foreign taxes in computing their taxable income, or use such share as foreign tax credit against U.S. income tax (but not both). No deduction for foreign taxes may be claimed by a noncorporate shareholder who does not itemize deductions. The Fund may meet the requirements to "pass through" to its shareholders foreign income taxes paid, but there can be no assurance that the Fund will be able to do so. Each shareholder will be notified within 60 days after the close of each taxable year of the Fund if the foreign taxes paid by the Fund will "pass through" for that year, and, if so, the amount of each shareholder's pro rata share (by country) of (i) the foreign taxes paid and (ii) the Fund's gross income from foreign sources. Shareholders who are not liable for Federal income taxes will not be affected by such "pass through" of foreign tax credits.

   If the Fund invests in stocks of certain passive foreign investment companies, the Fund may be subject to U.S. Federal income taxation on a portion of the "excess distribution" with respect to, or gain from, the disposition of such stock. The tax would be determined by allocating such distribution or gain ratably to each day of the Fund's holding period for the stock. The distribution or gain so allocated to any taxable year of the excess distribution or disposition would be taxed to the Fund at the highest ordinary income rate in effect for such year, and the tax would be further increased by an interest charge to reflect the value of the tax deferral deemed to have resulted from ownership of foreign company's stock. Any amount of distribution or gain allocated to the taxable year of the distribution or disposition would be included in the Fund's investment company taxable income and, accordingly, would not be taxable to the Fund to the extent distributed by the Fund as a dividend to its shareholder.

   The foregoing is a general summary of the applicable provisions of the Code and Treasury Regulations presently in effect. For the complete provisions, reference should be made to the pertinent Code sections and the Treasury Regulations promulgated thereunder. The Code and these Treasury Regulations are subject to change by legislative or administrative action either prospectively or retroactively. Distributions and the transactions referred to above may be subject to state and local income tax, and the treatment thereof may differ from the Federal tax treatment discussed herein.

   Shareholders are advised to consult with their tax advisor or attorney.

                        TAX-SHELTERED RETIREMENT PLANS

   Shares of the Fund and other Phoenix Funds may be offered in connection with employer-sponsored 401(k) plans. Adviser and its affiliates may provide administrative services to these plans and to their participants, in addition to the services that Adviser and its affiliates provide to the Phoenix Funds, and receive compensation therefor. For information on the terms and conditions applicable to employee participation in such plans, including information on applicable plan administrative charges and expenses, prospective investors should consult the plan documentation and employee enrollment information which is available from participating employers.

                           THE NATIONAL DISTRIBUTOR

   Pursuant to an Underwriting Agreement with the Fund, Phoenix Equity Planning Corporation (the "Distributor"), a direct wholly-owned subsidiary of Phoenix Duff & Phelps Corporation and an affiliate of Adviser, serves as distributor for the Fund. The address of the Distributor is P.O. Box 2200, 100 Bright Meadow Blvd., Enfield, Connecticut 06083-2200. As such, the Distributor conducts a continuous offering pursuant to a "best efforts" arrangement requiring the Distributor to take and pay for only such securities as may be sold to the public. The fees are used to compensate sales and services person for selling shares of the Fund and for providing services to shareholders. In addition, the fees are used to compensate the Distributor for sales and promotional activities.

   The Underwriting Agreement may be terminated at any time on not more than 60 days' written notice, without payment of a penalty, by the Distributor, by vote of a majority of the outstanding voting securities of the Fund, or by vote of a majority of the Trustees of the Fund who are not "interested persons" of the Fund and who have no direct or indirect financial interest in the operation of the Distribution Plan or in any related agreements. The Underwriting Agreement will terminate automatically in the event of its assignment.

   Dealers with whom the Distributor has entered into sales agreements receive sales charges in accordance with the commission table set forth in the Prospectus. The Distributor may from time to time pay, from its own resources or pursuant to the Plans of Distribution described below, a bonus or other incentive to dealers (other than the Distributor) which employ a registered representative who sells a minimum dollar amount of the shares of the Fund during a specific period of time. Such bonus or other incentive may take the form of payment for travel expenses, including lodging, incurred in connection with trips taken by qualifying registered representatives and members of their families to places within or without the United States or other bonuses such as gift certificates or the cash equivalent of such bonuses. The Distributor may, from time to time, reallow the entire portion of the sales charge which it normally retains to individual selling dealers. However, such additional reallowance generally will be made only when the selling dealer commits to substantial marketing support such as internal wholesaling through dedicated personnel, internal communications and mass mailings.

                              DISTRIBUTION PLANS

   The Fund has adopted separate distribution plans under Rule 12b-1 of the 1940 Act for each class of shares of the Fund (the "Class A Plan," the "Class B Plan," and collectively the "Plans"). The Plans permit the Fund to reimburse the Distributor for expenses incurred in connection with activities intended to promote the sale of shares of each class of shares of the Fund.

   Pursuant to the Class A Plan, each Series may reimburse the Distributor for actual expenses of the Distributor up to .25% of the average daily net assets of the Class A Shares for such Series. Under the Class B Plan, each Series may reimburse the Distributor monthly for actual expense of the Distributor up to 1.00% of the average daily net assets of the Class B Shares of such Series. Expenditures under the Plans shall consist of: (i) commissions to sales personnel for selling shares of the Fund (including underwriting fees and financing expenses incurred in connection with the sale of Class B Shares): (ii) compensation, sales incentives and payments to sales, marketing and service personnel; (iii) payments to broker-dealers and other financial institutions which have entered into agreements with the Distributor in the form of the Dealer Agreement for Phoenix Funds for services rendered in connection with the sale and distribution of shares of the Fund; (iv) payment of expenses incurred in sales and promotional activities, including advertising expenditures related to the Fund; (v) the costs of preparing and distributing promotional materials; (vi) the cost of printing the Fund's Prospectus and Statement of Additional Information for distribution to potential investors; and (vii) such other similar services that the Trustees of the Fund determines are reasonably calculated to result in the sale of shares of the Fund; provided, however, a portion of such amount paid to the Distributor, which portion shall be equal to or less than 0.25% annually of the average daily net assets of the Fund's shares may be paid for reimbursing the costs of providing services to the shareholders, including assistance in connection with inquiries related to shareholder accounts (the "Service Fee").

   In order to receive payments under the Plans, participants must meet such qualifications to be established in the sole discretion of the Distributor, such as services to the Fund's shareholders; or services providing the Fund with more efficient methods of offering shares to coherent groups of clients, members or prospects of a participant; or services permitting bulking of purchases or sales, or transmission of such purchases or sales by computerized tape or other electronic equipment; or other processing.

   The fee received by the Distributor under the early years of the Plans is not likely to reimburse the Distributor for the total distribution expenses it will actually incur as a result of the Fund having fewer assets and the Distributor incurring greater promotional expenses during the start-up phase. No amounts paid or payable by the Fund under the Plan for Class A Shares may be used to pay for, or reimburse payment for, sales or promotional services or activities unless such payment or reimbursement takes place prior to the earliest of (a) the last day of the one-year period commencing on the last day of the calendar quarter during which the specific service or activity was performed, or (b) the last day of the one-year period commencing on the last day of the calendar quarter during which payment for the services or activity was made by a third party on behalf of the Fund. If the Plans are terminated in accordance with their terms, the obligations of the Fund to make payments to the Distributor pursuant to the Plans will cease and the Fund will not be required to make any payments past the date on which each Plan terminates. The Class B Plan, however, does not limit the reimbursement of distribution-related expenses to expenses incurred in specified time periods.

   On a quarterly basis, the Trustees of the Fund review a report on expenditures under the Plans and the purposes for which expenditures were made. The Trustees conduct an additional, more extensive review annually in determining whether the Plans will be continued. By its terms, continuation of the Plans from year to year is contingent on annual approval by a majority of the Trustees of the Fund and by a majority of the Trustees who are not "interested persons" (as defined in the 1940 Act) and who have no direct or indirect financial interest in the operation of the Plans or any related agreements (the "Plan Trustees"). The Plans provide that they may not be amended to increase materially the costs which the Fund may bear pursuant to the Plans without approval of the shareholders of the Fund and that other material amendments to the Plans must be approved by a majority of the Plan Trustees by vote cast in person at a meeting called for the purpose of considering such amendments. The Plans further provides that while it is in effect, the selection and nomination of Trustees who are not "interested persons" shall be committed to the discretion of the Trustees who are not "interested persons." The Plans may be terminated at any time by vote of a majority of the Plan Trustees or a majority of the outstanding shares of the Fund.

                            TRUSTEES AND OFFICERS

   The following table sets forth information concerning the Trustees and executive officers of the Fund, including their principal occupations during the past five years. Unless otherwise noted, the address of each Trustee and executive officer is One American Row, Hartford, Connecticut 06115.

                             Positions Held                      Principal Occupations
Name and Address              With the Fund                     During the Past 5 Years
 -------------------------   ---------------   ----------------------------------------------------------
E. Virgil Conway            Trustee           Trustee/Director, Consolidated Edison Company of New York,
9 Rittenhouse Road                            Inc. (1970-present), Pace University (1978-present),
Bronxville, NY 10708                          Atlantic Mutual Insurance Company (1974-present), HRE
  Age:                                        Properties (1989-present), Greater New York Councils, Boy
                                              Scouts of America (1985-present), Union Pacific Corp.
                                              (1978-present), Blackrock Fund for Fannie Mae Mortgage
                                              Securities (Advisory Director) (1989-present), Centennial
                                              Insurance Company, Josiah Macy, Jr., Foundation, and The
                                              Harlem Youth Development Foundation. Chairman,
                                              Metropolitan Transportation Authority (1992-present).
                                              Chairman, Audit Committee of the City of New York
                                              (1981-present). Director/Trustee the National Affiliated
                                              Investment Companies (until 1993). Director/Trustee,
                                              Phoenix Funds (1993-present). Director, Accuhealth
                                              (1994-present), Trism Inc. (1994-present). Director,
                                              Realty Foundation of New York (1972-present) and Chairman,
                                              New York Housing Partnership Development Corp.
                                              (1981-present). Advisory Director, Fund Directions
                                              (1993-present). Former Director, New York Chamber of
                                              Commerce and Industry (1974-1990).

William Crawford            Trustee           Director/Trustee, Duff & Phelps Utilities Tax-Free Income
14155 Crayton Road                            Inc., Duff & Phelps Utility and Corporate Bond Fund Inc.,
#210 Naples, FL 33940                         Duff & Phelps Mutual Funds. President and Chief Operating
  Age:                                        Officer, Hilliard, Lyons, Inc. (until 1995).

William N. Georgeson        Trustee           Director/Trustee, Duff & Phelps Utilities Tax-Free Income
575 Glenwood Road                             Inc., Duff & Phelps Utility and Corporate Bond Fund Inc.,
Lake Forest, IL 60045                         Duff & Phelps Mutual Funds. Vice President, Nuveen
  Age:                                        Advisory Corp. (until 19  ).

Francis E. Jeffries*        Trustee           Chairman of the Board, Phoenix Duff & Phelps Corporation.
55 East Monroe Street                         Director/Trustee, Duff & Phelps Utilities Income Fund,
Chicago, 60603                                Inc., Duff & Phelps Utilities Tax-Free Income, Inc., Duff
  Age:                                        & Phelps Utility and Corporate Bond Trust, Inc., Duff &
                                              Phelps Mutual Funds, The Empire District Electric Company
                                              (1989-1995). Director (1989-1995), Chief Executive Officer
                                              (1992-1995) and President (1989-1993), Duff & Phelps
                                              Corporation.

                                      17

                             Positions Held                      Principal Occupations
Name and Address              With the Fund                     During the Past 5 Years
 -------------------------   ---------------   ----------------------------------------------------------
Philip R. McLoughlin*       Trustee and       Director, Vice Chairman and Chief Executive Officer,
  Age:                      President         Phoenix Duff & Phelps Corporation (1995-present). Director
                                              (1994-present) and Executive Vice President, Investments
                                              (1987-present), Phoenix Home Life Mutual Insurance
                                              Company. Director/ Trustee and President, Phoenix Funds
                                              (1989-present). Director (1983-present) and Chairman
                                              (1995-present), Phoenix Investment Counsel, Inc. Director
                                              (1984-present) and President (1990-present), Phoenix
                                              Equity Planning Corporation. Director, Phoenix Realty
                                              Group, Inc. (1994-present), Phoenix Realty Advisors, Inc.
                                              (1987-present), Phoenix Realty Investors, Inc.
                                              (1994-present), Phoenix Realty Securities, Inc.
                                              (1994-present), Phoenix Founders, Inc. (1981-present),
                                              PXRE Corporation (Delaware) (1985-present), World Fund
                                              (1991-present). Director/Trustee, the National Affiliated
                                              Investment Companies (until 1993). Director
                                              (1994-present), Chairman (1993-1995), President and Chief
                                              Executive Officer (1995-present), National Securities &
                                              Research Corporation (1995-present) and Director and
                                              President, Phoenix Securities Group, Inc. (1993-1995).
                                              Director (1992-present) and President, (1992-1994) W.S.
                                              Griffith & Co., Inc. and Director (1992-1995) and
                                              President (1992-1994) Townsend Financial Advisers, Inc.
                                              Director and Vice President, PM Holdings, Inc.
                                              (1985-present).

Everett L. Morris           Trustee           Vice President, W. H. Reaves and Company.
164 Laird Road                                Director/Trustee, Duff & Phelps Utilities Tax-Free Income,
Colts Neck, NJ 07722                          Inc., Duff & Phelps Utility and Corporate Bond Trust,
  Age:                                        Inc., and Duff & Phelps Mutual Funds. Director, Public
                                              Service Enterprise Group Incorporated (until 1993).
                                              President and Chief Operating Officer, Enterprise
                                              Diversified Holdings Incorporated (until 1993). Senior
                                              Executive Vice Presi dent and Chief Financial Officer,
                                              Public Service Electric and Gas Company (until 1992).
                                              Director, First Fidelity Bank, N.A., N.J. (until 1991).

Richard A. Pavia            Trustee           Director, Speer Financial, Inc. Director/Trustee, Duff &
7145 North Ionia                              Phelps Utilities Tax-Free Income Inc., Duff & Phelps
Chicago, IL 60646                             Utility and Corporate Bond Fund Inc., Duff & Phelps Mutual
  Age:                                        Funds. Chairman of the Board of Directors and Chief
                                              Executive Officer, Speer Financial, Inc. (until 1994).

Calvin J. Pedersen*         Trustee           Director (since 1992) and President (since July 1993) of
55 East Monroe Street                         Phoenix Duff & Phelps Corporation. Director, President and
Chicago, IL 60603                             Chief Executive Officer, Duff & Phelps Utilities Tax-Free
  Age:                                        Income Inc., Duff & Phelps Utility and Corporate Bond
                                              Trust, Inc., and Duff & Phelps Mutual Funds.

                                      18

                             Positions Held                      Principal Occupations
Name and Address              With the Fund                     During the Past 5 Years
 -------------------------   ---------------   ----------------------------------------------------------
Herbert Roth, Jr.           Trustee           Director/Trustee, Phoenix Funds (1980-present). Director,
134 Lake Street                               Boston Edison Company (1978-present), Phoenix Home Life
P.O. Box 909                                  Mutual Insurance Company (1972-present), Landauer, Inc.
Sherbom, MA 01770                             (medical services) (1970-present), Tech Ops./Sevcon, Inc.
  Age:                                        (electronic controllers) (1987-present), Key Energy Group
                                              (oil rig service) (1988-1993), and Mark IV Industries
                                              (diversified manufacturer) (1985-present). Direc
                                              tor/Trustee, the National Affiliated Investment Companies
                                              (until 1993).

James M. Dolan              Vice President    Vice President and Compliance Officer (1994-present), and
100 Bright Meadow Blvd.                       Assistant Secretary (1981-present), Phoenix Equity
P.O. Box 2200                                 Planning Corporation. Vice President, Phoenix Funds
Enfield, CT 06083-2200                        (1989-present). Vice President (1991-present), Assistant
  Age:                                        Clerk and Assistant Secretary (1982-present), Phoenix
                                              Investment Counsel, Inc. Vice President and Compliance
                                              Officer, Assistant Secretary (1994-present), Assistant
                                              Vice President (1993-1994), National Securities & Research
                                              Corporation. Vice President and Chief Compliance Officer,
                                              Phoenix Realty Advisors, Inc. (1994-present). Chief
                                              Compliance Officer, Phoenix Realty Securities, Inc.
                                              (1995-present). Vice President, the National Affiliated
                                              Investment Companies (until 1993). Various other positions with Phoenix Equity Planning Corporation (1978-1994).

William R. Moyer            Vice President    Senior Vice President and Chief Financial Officer, Phoenix
100 Bright Meadow Blvd.                       Duff & Phelps Corporation (1995-present). Vice President,
P.O. Box 2200                                 Investment Products Finance, Phoenix Home Life Mutual
Enfield, CT 06083-2200                        Insurance Company (1990-1995). Senior Vice President,
  Age: 51                                     Finance (1990-present), and Treasurer (1994-present),
                                              Phoenix Equity Planning Corporation, and Phoenix
                                              Investment Counsel, Inc. Vice President, Phoenix Funds
                                              (1990-present). Senior Vice President, Finance, Phoenix
                                              Securities Group, Inc. (1993-1995). Senior Vice President,
                                              Finance (1993-present), and Treasurer (1994-present),
                                              National Securities & Research Corporation. Vice
                                              President, the National Affiliated Investment Companies
                                              (until 1993). Senior Vice President and Chief Financial
                                              Officer (1993-1995) and Treasurer (1994-1995) W.S.
                                              Griffith & Co., Inc. and Townsend Financial Advisers, Inc.

Michael E. Haylon                             Executive Vice President--Investments, Phoenix Duff &
  Age:                                        Phelps Corporation (1995-present). Senior Vice President,
                                              Securities Investments, Phoenix Home Life Mutual Insurance
                                              Company (1993-1995). Director and Executive Vice President
                                              (1994-present), National Securities & Research
                                              Corporation. Executive Vice President, Phoenix Funds
                                              (1995-present) and Director (1994-present) and President
                                              (1995-present), Phoenix Investment Counsel, Inc. Director,
                                              Phoenix Equity Planning Corporation (1995-present).
                                              Various other positions with Phoenix Home Life Mutual
                                              Insurance Company (1990-1993).

                                      19

                             Positions Held                      Principal Occupations
Name and Address              With the Fund                     During the Past 5 Years
 -------------------------   ---------------   ----------------------------------------------------------
Richard J. Spletzer         Vice President    Executive Vice President, Duff & Phelps Investment
  Age:                                        Management Co. (19  -present). Senior Vice President, Chief
                                              Investment Officer and Assistant Secretary, Duff & Phelps
                                              Utilities Income Inc. (1987-present) and former head of
                                              Public Utility Research, Duff & Phelps Corporation (-).

Nancy G. Curtiss            Treasurer         Treasurer, Phoenix Funds (1994-present). Vice President,
  Age:                                        Fund Accounting, Phoenix Equity Planning Corporation
                                              (1994-present). Second Vice President and Treasurer, Fund
                                              Accounting, Phoenix Home Life Mutual Insurance Company
                                              (1994-1995). Various positions with Phoenix Home Life
                                              Insurance Company (1987-1994).

G. Jeffrey Bohne            Secretary         Vice President, Transfer Agent Operations, Phoenix Equity
101 Munson St.                                Planning Corporation (1993-present). Secretary, the
Greenfield, MA 03101                          Phoenix Funds (1993-present). Vice President and General
  Age:                                        Manager, Phoenix Home Life Mutual Insurance Company
                                              (1993-1995). Vice President, Home Life of New York
                                              Insurance Company (1984-1992).

----------------
   * Indicates that the Trustee is an "interested person" of the Fund within the meaning of the definition set forth in Section 2(a)(19) of the 1940 Act.

   For services rendered to the Fund during the period ended December 31, 1995, the Trustees received an aggregate of $0 from the Fund as Trustees' fees. Each Trustee who is not a full-time employee of the Adviser or any of its affiliates currently receives a retainer at the annual rate of
$           and $           per meeting. Each Trustee who serves on the Audit
Committee receives a retainer at the annual rate of $2,000 and $2,000 per joint Audit Committee meeting attended. Each Trustee who serves on the Nominating Committee receives a retainer at the annual rate of $1,000 and $1,000 per joint Nominating Committee meeting attended. Each Trustee who serves on the Executive Committee and who is not an interested person of the Fund receives a retainer at the annual rate of $1,000 and $1,000 per joint Executive Committee meeting attended. Officers are compensated for their services by the Adviser and receive no compensation from the Fund. Estimated payments for the 1996 fiscal year are noted below:

   For the Fund's upcoming fiscal year, the Trustees will receive approximately the following compensation:

                                                                                             Total
                                                Pension or                               Compensation
                             Aggregate     Retirement Benefits        Estimated          From Fund and
                           Compensation      Accrued as Part       Annual Benefits       Fund Complex
          Name               From Fund       of Fund Expenses      Upon Retirement     Paid to Trustees
 -----------------------   -------------   --------------------   -----------------   -------------------
E. Virgil Conway

William W. Crawford

William N. Georgeson

Francis E. Jeffries

Philip R. McLoughlin

Everett L. Morris

Richard A. Pavia

                                      20

                                                                                             Total
                                                Pension or                               Compensation
                             Aggregate     Retirement Benefits        Estimated          From Fund and
                           Compensation      Accrued as Part       Annual Benefits       Fund Complex
          Name               From Fund       of Fund Expenses      Upon Retirement     Paid to Trustees
 -----------------------   -------------   --------------------   -----------------   -------------------

Calvin J. Pedersen

Herbert Roth, Jr.

   On                 , 1995, the Trustees and officers of the Fund
beneficially owned less than 1% of the outstanding shares of the Fund.

                              OTHER INFORMATION

Independent Accountants

             ] has been selected as the independent accountants for the Fund.
[         ] audits the Fund's annual financial statements and expresses an opinion thereon.

Custodian and Transfer Agent

  State Street Bank and Trust Company P.O. Box 8301, Boston, MA 02266-8301 serves as Custodian of the Fund's assets (the "Custodian"); Equity Planning 100 Bright Meadow Boulevard, P.O. Box 2200, Enfield, CT 06083-2200, serves as Transfer Agent for the Fund (the "Transfer Agent").

Reports to Shareholders

  The fiscal year of the Fund ends on [December 31st]. The Fund will send financial statements to its shareholders at least semiannually. An annual report, containing financial statements audited by the Fund's independent accountants will be sent to shareholders each year.

Financial Statements

[SEED MONEY FINANCIAL STATEMENTS TO COME].

                           PART C. OTHER INFORMATION

Item 24. Financial Statements and Exhibits:

   (a)   Financial Statements:
            No financial statements have been included for the Fund.

   (b)   Exhibits:*

           (1)    Declaration of Trust of the Registrant

           (2)    None

   (3)    None

           (4) Reference is made to Article , Section of Registrant's Declaration of Trust

           (5) Investment Advisory Agreement between Registrant and Duff & Phelps Investment Management Co. ("DPM")

           (6) Distribution Agreement between Registrant and Phoenix Equity Planning Corporation

           (7)    None

           (8) Custodian Agreement between Registrant and State Street Bank and Trust Company

           (9)(a) Financial Agent Agreement between Registrant and Phoenix Equity Planning Corporation

              (b) Transfer Agent Agreement between Registrant and Phoenix
                  Equity Planning Corporation

              (c) Sub-Transfer Agent Agreement between Phoenix Equity
                  Planning Corporation and State Street Bank & Trust Company

          (10)    Opinion of Counsel

          (11)    Consent of Accountants

          (12)    None

          (13)    Initial Capitalization Agreement

          (14)    None

          (15)    Rule 12b-1 Distribution Plans

          (16)    Schedule for Computation of Performance Quotations

          (17)    Financial Data Schedule

          (18)    Rule 18f-3 Dual Distribution Plan

* To Be Filed By Amendment

Item 25. Persons Controlled by or under Common Control with Registrant

   As of the date hereof, to the best knowledge of the Registrant, no person is directly or indirectly controlled by or under common control with the Registrant.

Item 26. Number of Holders of Securities

   As of January   , 1996:

                                                  Number of
Title of Class                                 Record-holders
---------------------------------------------   -------------
Phoenix Duff & Phelps Utility Income Series
  Class A Shares                                      1
  Class B Shares                                      1

Item 27. Indemnification

   Please see Article of the Registrant's Declaration of Trust (incorporated herein by reference). Registrant's trustees and officers are covered by an Errors and Omissions Policy. Sections [ ] of the Investment Advisory Agreement between the Registrant and its Adviser provides that, in the absence of willful malfeasance, bad faith, gross negligence or reckless disregard of the obligations or duties under the Investment Advisory Agreement on the part of the Adviser, the Adviser shall not be liable to the Registrant or to any shareholder for any act or omission in the course of or connected in any way with rendering services or for any losses that may be sustained in the purchase, holding or sale of any security.

   Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, directors, officers and controlling persons of the Registrant and the investment adviser and distributor pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, director, officer, or controlling person of the Registrant and the principal underwriter in connection with the successful defense or any action, suit or proceeding) is asserted against the Registrant by such trustee, director, officer or controlling person or the Distributor in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 28. Business and Other Connections of Investment Adviser

   See "Management of the Fund" in the Prospectus and "Services of the Adviser" in the Statement of Additional Information for information regarding the business of the Advisers. For information as to the business, profession, vocation or employment of a substantial nature of directors and officers of the Adviser, reference is made to the Adviser's current Form ADV (SEC File Nos. 14813) filed under the Investment Advisers Act of 1940, incorporated herein by reference.

Item 29. Principal Underwriter

   (a) The sole principal underwriter for the Registrant is Phoenix Equity Planning Corporation.

   (b) The directors and executive officers of Phoenix Equity Planning Corporation, the distributor for Registrant, are as follows:


         Name and                 Position and Offices          Position and Offices
     Principal Address              with Underwriter              with Registrant
 --------------------------   -----------------------------   ------------------------
Martin J. Gavin              Director and Executive Vice     None
56 Prospect Street           President
P.O. Box 150480
Hartford, CT 06115-0480

Michael E. Haylon            Director                        Vice President
56 Prospect Street
P.O. Box 150480
Hartford, CT 06115-0480

Philip R. McLoughlin         Director and President          Trustee and President
One American Row
Hartford, CT 06115

Leonard J. Saltiel           Senior Vice President           Vice President
100 Bright Meadow Blvd.
P.O. Box 2200
Enfield, CT 06083-2200

                                      C-2

         Name and                 Position and Offices          Position and Offices
     Principal Address              with Underwriter              with Registrant
 --------------------------   -----------------------------   ------------------------
William R. Moyer             Senior Vice President,          Vice President
100 Bright Meadow Blvd.      Finance and Treasurer
P.O. Box 2200
Enfield, CT 06083-2200

G. Jeffrey Bohne             Vice President,                 Secretary
100 Bright Meadow Blvd.      Transfer Agent Operations
P.O. Box 2200
Enfield, CT 06083-2200

Nancy G. Curtiss             Vice President,                 Treasurer
56 Prospect Street           Fund Accounting
P.O. Box 150480
Hartford, CT 06115-0480

Maris Lambergs               Vice President,                 None
100 Bright Meadow Blvd.      National Sales Manager
P.O. Box 2200
Enfield, CT 06083-2200

James M. Dolan               Vice President and              Vice President
100 Bright Meadow Blvd.      Compliance Officer;
P.O. Box 2200                Assistant Secretary
Enfield, CT 06083-2200

William J. Newman            Senior Vice President           None
56 Prospect Street
P.O. Box 150480
Hartford, CT 06115-0480

Elizabeth R. Sadowinski      Vice President,                 None
100 Bright Meadow Blvd.      Field and Investor Services
P.O. Box 2200
Enfield, CT 06083-2200

Eugene A. Charon             Controller                      None
100 Bright Meadow Blvd.
P.O. Box 2200
Enfield, CT 06083-2200

Thomas N. Steenburg          Secretary                       None
One American Row
Hartford, CT 06115

   (c) To the best of the Registrant's knowledge, no commissions and other compensation was received by any principal underwriter who is not an affiliated person of the Registrant or an affiliated person of such affiliated person, directly or indirectly, from the Registrant during the Registrant's last fiscal year:

Item 30. Location of Accounts and Records

   All accounts, books and other documents required to be maintained by the Registrant by Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder will be maintained at the offices of the Registrant located at 56 Prospect Street, Hartford, CT 06115, or its investment adviser, Duff & Phelps Investment Management Co., 55 East Monroe Street, Suite 3800, Chicago, Illinois 60610, or the custodian, State Street Bank and Trust Company, 1 Heritage Drive, P2N, North Quincy, MA 02171. All such accounts, books and other documents required to be maintained by the principal underwriter will be maintained at Phoenix Equity Planning Corporation, 100 Bright Meadow Boulevard, Enfield, Connecticut 06083.

Item 31. Management Services.

   None.

Item 32. Undertakings

   (a) Not applicable.

   (b) Registrant undertakes to file a post-effective amendment using financial statements, which need not be certified, within four to six months from the effective date of the Registrant's Registration Statement with respect to the Fund.

   (c) Registrant undertakes to furnish to each person to whom a prospectus is delivered a copy of the Registrant's latest annual report to shareholders upon request and without charge if the information called for by Item 5A of Form N-1A is contained in such annual report.

   (d) Registrant undertakes to provide the information specified pursuant to Regulation S-K, Item 512 (Reg. S.229.512), as applicable, the terms of which are incorporated herein by reference.

                                   SIGNATURES

   Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the undersigned Trustees of the Registrant have duly caused this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Hartford, and State of Connecticut on the 9th day of February, 1996.


                                 PHOENIX DUFF & PHELPS UTILITY SERIES FUND

                                 By: /s/ Thomas N. Steenburg
                                 Name: Thomas N. Steenburg
                                 Title: President


   Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the
capacities indicated on the    day of February, 1996.

             Signature                                Title
 -----------------------------------   -----------------------------------
        /s/ Richard J Wirth           Trustee
 -----------------------------------
          Richard J. Wirth

      /s/ Thomas N. Steenburg         Trustee
 -----------------------------------
        Thomas N. Steenburg

        /s/ Nancy G. Curtiss          Treasurer
 -----------------------------------  (Principal Financial and Accounting
          Nancy G. Curtiss            Officer)

                                     S1(c)